Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.8%)
*	Coeur Mining Inc.	3,154,925	54,485
	Hecla Mining Co.	2,956,004	49,720
	Commercial Metals Co.	558,712	35,635
	UFP Industries Inc.	297,599	27,674
*	Uranium Energy Corp.	2,096,749	25,727
	Balchem Corp.	161,765	25,269
*	SSR Mining Inc. (XTSE)	1,003,251	23,356
	Sensient Technologies Corp.	208,277	20,305
*	Perimeter Solutions Inc.	685,608	19,115
	Cabot Corp.	267,210	16,719
*,1	Energy Fuels Inc.	1,056,992	15,221
*	Novagold Resources Inc.	1,492,535	15,209
	Avient Corp.	452,878	13,853
	Hawkins Inc.	96,173	12,504
	Materion Corp.	101,933	12,455
*	Constellium SE	701,024	11,784
*	Perpetua Resources Corp.	370,134	9,527
	Quaker Chemical Corp.	68,855	9,492
	Chemours Co.	741,974	9,490
*	Ingevity Corp.	179,622	9,382
	Innospec Inc.	123,728	9,250
	Minerals Technologies Inc.	155,564	9,124
	Sylvamo Corp.	169,410	8,025
*	Century Aluminum Co.	260,169	7,797
	Kaiser Aluminum Corp.	79,212	7,608
*	Ivanhoe Electric Inc.	422,526	6,046
	Worthington Steel Inc.	161,824	5,462
*	Ecovyst Inc.	576,880	5,307
	Stepan Co.	106,156	4,812
	Mativ Holdings Inc.	266,191	3,325
*	Compass Minerals International Inc.	170,450	3,237
	Ryerson Holding Corp.	133,431	3,060
*	Metallus Inc.	180,873	3,059
	Koppers Holdings Inc.	95,085	2,821
*	NWPX Infrastructure Inc.	47,807	2,802
*	US Antimony Corp.	457,922	2,798
	Ferroglobe plc	588,494	2,607
*	Idaho Strategic Resources Inc.	63,567	2,523
	Caledonia Mining Corp. plc	81,152	2,500
*,1	Encore Energy Corp.	906,651	2,475
	Tronox Holdings plc	588,331	2,436
*	LSB Industries Inc.	265,227	2,368
*,1	ASP Isotopes Inc.	377,472	2,348
*	Magnera Corp.	164,131	2,324
*,1	NioCorp Developments Ltd.	342,142	2,142
*	Rayonier Advanced Materials Inc.	317,285	2,072
	AdvanSix Inc.	129,448	1,992
*	Dakota Gold Corp.	423,257	1,977
	Olympic Steel Inc.	48,764	1,896
*,1	American Battery Technology Co.	436,618	1,633
*	Clearwater Paper Corp.	77,772	1,415
	Orion SA	273,931	1,392
*	Intrepid Potash Inc.	53,074	1,343
*,1	Critical Metals Corp.	158,668	1,306
*,1	US Gold Corp.	60,866	1,050
	Vox Royalty Corp.	219,035	1,049
*	Tredegar Corp.	131,775	1,028
*	Contango ORE Inc.	42,199	1,022
	Friedman Industries Inc.	33,015	670
*	American Vanguard Corp.	126,038	587

		Shares	Market Value ($000)
*,1	Lifezone Metals Ltd.	137,086	536
*	Ascent Industries Co.	36,862	522
	Omega Flex Inc.	17,495	474
*	Solesence Inc.	91,947	211
	Valhi Inc.	11,838	150
*	US Goldmining Inc.	7,971	79
			545,582
Consumer Discretionary (11.0%)
*	Brinker International Inc.	218,156	33,550
*	Taylor Morrison Home Corp.	478,504	29,997
*	Boot Barn Holdings Inc.	151,579	29,379
	Meritage Homes Corp.	350,144	25,589
	Group 1 Automotive Inc.	62,095	24,903
*	Champion Homes Inc.	282,386	24,240
*	Abercrombie & Fitch Co. Class A	232,205	22,726
*	Asbury Automotive Group Inc.	96,776	22,507
*	Cavco Industries Inc.	37,595	22,393
*	Urban Outfitters Inc.	301,544	22,335
	KB Home	327,020	21,037
	Atmus Filtration Technologies Inc.	411,369	20,819
*	SkyWest Inc.	199,354	20,238
	Kontoor Brands Inc.	271,417	20,180
	Signet Jewelers Ltd.	197,383	19,770
*	Frontdoor Inc.	366,574	19,769
*	Laureate Education Inc.	634,054	19,592
*	Life Time Group Holdings Inc.	668,771	18,672
*	Dorman Products Inc.	135,976	17,986
*	M/I Homes Inc.	128,528	17,684
	Graham Holdings Co. Class B	15,822	17,507
	Polaris Inc.	262,661	17,430
*	Shake Shack Inc. Class A	191,541	16,756
	American Eagle Outfitters Inc.	800,521	16,331
*	Adtalem Global Education Inc.	174,860	16,185
	Academy Sports & Outdoors Inc.	326,818	15,769
	Rush Enterprises Inc. Class A	300,165	15,627
	PriceSmart Inc.	126,457	15,567
	TEGNA Inc.	792,396	15,468
	Advance Auto Parts Inc.	295,679	15,340
	Steven Madden Ltd.	353,590	14,773
	Dana Inc.	652,255	14,617
*	Capri Holdings Ltd.	573,170	14,541
*	Tri Pointe Homes Inc.	425,193	14,508
*	Victoria's Secret & Co.	341,281	14,105
	Red Rock Resorts Inc. Class A	240,652	14,095
	Cinemark Holdings Inc.	512,090	14,021
	Visteon Corp.	135,336	13,973
	LCI Industries	121,387	13,798
*	Stride Inc.	210,484	13,372
*	OPENLANE Inc.	523,859	13,327
	Kohl's Corp.	537,275	13,212
*	Peloton Interactive Inc. Class A	1,858,227	12,617
*	Hilton Grand Vacations Inc.	284,194	12,172
*	Sphere Entertainment Co.	136,934	11,583
	Acushnet Holdings Corp.	135,956	11,434
*	Goodyear Tire & Rubber Co.	1,286,516	11,141
*	National Vision Holdings Inc.	383,847	11,074
	Garrett Motion Inc.	662,795	10,956
	Cheesecake Factory Inc.	227,835	10,859
*	Genius Sports Ltd.	1,077,447	10,850
*	Sonos Inc.	579,436	10,754
*	Green Brick Partners Inc.	153,941	10,450
	Phinia Inc.	189,799	10,266
*	Madison Square Garden Entertainment Corp.	195,329	9,663
	OneSpaWorld Holdings Ltd.	467,182	9,540
*	Knowles Corp.	420,831	9,460
	HNI Corp.	223,216	9,268
	Strategic Education Inc.	115,019	8,974
*	Atlanta Braves Holdings Inc. Class C	222,097	8,839
	Buckle Inc.	155,623	8,790

		Shares	Market Value ($000)
	Brightstar Lottery plc	551,081	8,619
*	TripAdvisor Inc.	573,121	8,522
	Worthington Enterprises Inc.	154,951	8,501
	Super Group SGHC Ltd.	784,657	8,498
	Perdoceo Education Corp.	303,090	8,474
	Century Communities Inc.	128,428	8,385
*	Topgolf Callaway Brands Corp.	650,192	8,374
*	Adient plc	414,647	8,069
*	Rush Street Interactive Inc.	437,073	8,060
*	IMAX Corp.	215,655	8,001
	Interface Inc.	285,575	7,970
	La-Z-Boy Inc.	204,410	7,956
*	Sally Beauty Holdings Inc.	498,241	7,902
*	Central Garden & Pet Co. Class A	248,924	7,702
*	Lionsgate Studios Corp.	1,009,102	7,528
	Marriott Vacations Worldwide Corp.	137,263	7,495
*	JetBlue Airways Corp.	1,626,315	7,432
	John Wiley & Sons Inc. Class A	202,759	7,372
	Interparfums Inc.	90,325	7,341
*	Six Flags Entertainment Corp.	472,657	7,175
*	Arlo Technologies Inc.	489,753	7,101
*	RealReal Inc.	469,155	6,793
	Papa John's International Inc.	161,130	6,779
	Leggett & Platt Inc.	656,953	6,740
	Steelcase Inc. Class A	412,979	6,727
*	ACV Auctions Inc. Class A	827,140	6,493
	Wolverine World Wide Inc.	396,914	6,434
	Monarch Casino & Resort Inc.	62,839	6,069
	Winmark Corp.	14,672	6,030
	Carter's Inc.	175,321	5,594
	PROG Holdings Inc.	193,685	5,574
*	G-III Apparel Group Ltd.	190,314	5,548
*	XPEL Inc.	118,544	5,510
*	Coursera Inc.	681,232	5,416
*	Allegiant Travel Co.	71,167	5,409
*	Gentherm Inc.	150,083	5,353
*	LGI Homes Inc.	102,409	5,327
*	Universal Technical Institute Inc.	229,847	5,291
	MillerKnoll Inc.	333,222	5,275
*	AMC Entertainment Holdings Inc. Class A	2,143,328	5,251
	Winnebago Industries Inc.	134,313	4,861
*	United Parks & Resorts Inc.	133,748	4,827
*	Revolve Group Inc.	199,631	4,825
	Sonic Automotive Inc. Class A	73,715	4,646
	Upbound Group Inc.	258,602	4,634
*	GigaCloud Technology Inc. Class A	122,287	4,537
*	Driven Brands Holdings Inc.	294,146	4,297
*	Figs Inc. Class A	435,705	4,266
*	First Watch Restaurant Group Inc.	223,554	4,149
	Standard Motor Products Inc.	104,096	3,908
*	Integral Ad Science Holding Corp.	375,314	3,858
*	BJ's Restaurants Inc.	99,343	3,810
*	ODP Corp.	135,907	3,801
*	American Axle & Manufacturing Holdings Inc.	569,548	3,742
*	QuinStreet Inc.	267,939	3,740
	Matthews International Corp. Class A	146,953	3,606
*	Pursuit Attractions & Hospitality Inc.	104,526	3,588
*	Global Business Travel Group I	465,153	3,586
*	USA TODAY Co. Inc.	694,616	3,480
*	Sun Country Airlines Holdings Inc.	251,946	3,452
*	Liquidity Services Inc.	114,577	3,442
*	ThredUP Inc. Class A	455,316	3,424
	Camping World Holdings Inc. Class A	296,745	3,321
*	Sweetgreen Inc. Class A	509,977	3,310
*	Cars.com Inc.	283,420	3,288
	Build-A-Bear Workshop Inc.	61,235	3,252
[1]	Ermenegildo Zegna NV	304,204	3,246
*	Beazer Homes USA Inc.	138,505	3,168
[1]	Cracker Barrel Old Country Store Inc.	109,458	3,162
*,1	Red Cat Holdings Inc.	420,586	3,121

		Shares	Market Value ($000)
*	Hovnanian Enterprises Inc. Class A	23,435	3,084
*	Fox Factory Holding Corp.	207,194	3,064
*,1	Hertz Global Holdings Inc.	581,656	3,048
*	Stagwell Inc.	568,356	3,046
	Carriage Services Inc.	69,938	3,028
*	Lincoln Educational Services Corp.	145,916	3,003
	Sinclair Inc.	190,322	2,999
*	American Public Education Inc.	85,696	2,984
	Scholastic Corp.	99,977	2,953
*	Dream Finders Homes Inc. Class A	148,657	2,939
	Bloomin' Brands Inc.	413,362	2,935
	Golden Entertainment Inc.	96,155	2,887
*	Sabre Corp.	1,786,857	2,877
*	Daily Journal Corp.	6,209	2,846
	Monro Inc.	147,141	2,753
*	Accel Entertainment Inc.	266,143	2,725
	Ethan Allen Interiors Inc.	114,386	2,704
	A-Mark Precious Metals Inc.	93,541	2,686
	Oxford Industries Inc.	69,615	2,657
*	Mister Car Wash Inc.	488,601	2,609
*	Arhaus Inc.	251,988	2,606
*	Cooper-Standard Holdings Inc.	83,326	2,604
*	Malibu Boats Inc. Class A	91,011	2,584
*	Udemy Inc.	478,739	2,432
*	Eastman Kodak Co.	313,027	2,392
	Sturm Ruger & Co. Inc.	79,022	2,380
	Dine Brands Global Inc.	75,167	2,349
*	Dave & Buster's Entertainment Inc.	133,856	2,341
	Rush Enterprises Inc. Class B	43,286	2,310
*	iHeartMedia Inc. Class A	587,445	2,309
*	Stitch Fix Inc. Class A	530,763	2,256
*	Lindblad Expeditions Holdings Inc.	185,490	2,231
*	MarineMax Inc.	93,291	2,181
*	Helen of Troy Ltd.	112,779	2,137
	Gray Media Inc.	432,457	2,128
*,1	McGraw Hill Inc.	115,549	2,028
	Global Industrial Co.	70,596	2,022
	Caleres Inc.	162,748	1,906
*	Frontier Group Holdings Inc.	416,232	1,898
	Smith & Wesson Brands Inc.	216,315	1,884
*	Clean Energy Fuels Corp.	856,279	1,867
*	Zumiez Inc.	70,579	1,835
	Jack in the Box Inc.	92,415	1,821
	Marcus Corp.	115,178	1,808
	Arko Corp.	378,623	1,802
*	Genesco Inc.	48,907	1,753
*	Savers Value Village Inc.	189,046	1,722
*	Atlanta Braves Holdings Inc. Class A	38,132	1,661
*	Bed Bath & Beyond Inc.	271,371	1,634
	Krispy Kreme Inc.	380,399	1,590
*	Latham Group Inc.	221,528	1,584
	Haverty Furniture Cos. Inc.	66,363	1,579
	Movado Group Inc.	75,043	1,571
*	Denny's Corp.	248,540	1,533
*	Portillo's Inc. Class A	292,507	1,527
*	Kura Sushi USA Inc. Class A	30,914	1,519
*	Corsair Gaming Inc.	230,299	1,502
*	MasterCraft Boat Holdings Inc.	80,409	1,486
	Shoe Carnival Inc.	89,466	1,478
*	Central Garden & Pet Co.	41,857	1,430
*	Strattec Security Corp.	19,071	1,430
*	El Pollo Loco Holdings Inc.	130,519	1,424
*	AMC Networks Inc. Class A	158,925	1,418
	National CineMedia Inc.	316,386	1,364
*	Boston Omaha Corp. Class A	107,174	1,332
	Nathan's Famous Inc.	14,243	1,314
*	EW Scripps Co. Class A	310,371	1,313
*	Holley Inc.	293,610	1,251
*	Petco Health & Wellness Co. Inc.	386,464	1,237
*,1	Webtoon Entertainment Inc.	88,434	1,230

		Shares	Market Value ($000)
*,1	Nexxen International Ltd.	186,126	1,204
	Playtika Holding Corp.	276,996	1,122
	Johnson Outdoors Inc. Class A	26,248	1,076
	Cricut Inc. Class A	226,695	1,075
*	Citi Trends Inc.	23,508	1,065
	Rocky Brands Inc.	34,739	1,055
*	Thryv Holdings Inc.	184,145	1,037
*	Turtle Beach Corp.	73,687	1,023
*	Inspired Entertainment Inc.	122,801	1,009
*	Hanesbrands Inc.	153,151	991
*	Biglari Holdings Inc. Class B	3,316	975
	RCI Hospitality Holdings Inc.	40,024	975
*	Lovesac Co.	65,332	938
*	Tile Shop Holdings Inc.	142,437	924
*	Lands' End Inc.	57,925	915
	Weyco Group Inc.	30,375	910
*	Xponential Fitness Inc. Class A	135,849	902
*	Motorcar Parts of America Inc.	65,394	862
	Entravision Communications Corp. Class A	306,945	853
*,1	Vuzix Corp.	316,693	852
*	Legacy Housing Corp.	42,526	848
*	America's Car-Mart Inc.	36,887	799
*	Outdoor Holding Co.	426,713	785
*,1	Livewire Group Inc.	180,842	770
	CuriosityStream Inc.	159,478	767
*	Reservoir Media Inc.	99,770	760
*	Barnes & Noble Education Inc.	79,498	743
	Flexsteel Industries Inc.	18,209	720
	JAKKS Pacific Inc.	43,813	720
	Designer Brands Inc. Class A	161,838	702
	Lakeland Industries Inc.	45,098	685
*	OneWater Marine Inc. Class A	56,066	681
	Escalade Inc.	49,905	662
*,1	Bally's Corp.	36,199	632
*	Starz Entertainment Corp.	56,770	623
	Bassett Furniture Industries Inc.	39,981	621
*	KinderCare Learning Cos. Inc.	154,667	616
	J Jill Inc.	35,896	566
	Hamilton Beach Brands Holding Co. Class A	35,261	562
*	European Wax Center Inc. Class A	143,447	555
*	Funko Inc. Class A	170,506	539
	Superior Group of Cos. Inc.	55,326	538
	Clarus Corp.	145,754	522
*,1	Faraday Future Intelligent Electric Inc.	451,378	519
*	Sleep Number Corp.	93,447	477
*	Gambling.com Group Ltd.	81,334	461
*,1	Newsmax Inc.	54,471	452
*	American Outdoor Brands Inc.	60,361	433
*	Nerdy Inc.	288,001	386
*	Envela Corp.	32,555	375
	Virco Mfg. Corp.	53,093	374
	Marine Products Corp.	43,192	366
*,1	1-800-Flowers.com Inc. Class A	107,055	365
*	Gaia Inc.	85,545	329
*	BARK Inc.	452,480	323
*	Playstudios Inc.	436,724	280
	Emerald Holding Inc.	68,957	252
*	Travelzoo	30,459	217
*	Torrid Holdings Inc.	166,143	216
*,1	Luminar Technologies Inc.	217,901	197
	CompX International Inc.	7,664	172
*	Black Rock Coffee Bar Inc. Class A	7,142	162
*	Phoenix Education Partners Inc.	4,654	157
*	Traeger Inc.	163,469	149
*	Teads Holding Co.	175,142	124
*	NextNRG Inc.	93,238	114
*	flyExclusive Inc.	24,915	82
*	Golden Matrix Group Inc.	104,180	76
			1,565,872

		Shares	Market Value ($000)
Consumer Staples (1.7%)
	Cal-Maine Foods Inc.	226,284	18,854
	Marzetti Co.	98,991	16,526
	WD-40 Co.	67,043	13,127
*	Vita Coco Co. Inc.	216,811	11,580
*	United Natural Foods Inc.	295,286	11,017
*	Chefs' Warehouse Inc.	179,642	11,016
*	Simply Good Foods Co.	462,018	9,092
	Turning Point Brands Inc.	84,256	8,439
	Andersons Inc.	161,242	8,304
	J & J Snack Foods Corp.	76,464	7,061
	Spectrum Brands Holdings Inc.	117,413	6,968
*	Herbalife Ltd.	497,914	6,338
	Universal Corp.	119,150	6,286
	Energizer Holdings Inc.	326,369	5,950
*	TreeHouse Foods Inc.	247,695	5,917
	Fresh Del Monte Produce Inc.	163,652	5,914
*	Vital Farms Inc.	170,642	5,580
	Ingles Markets Inc. Class A	72,127	5,548
	Weis Markets Inc.	81,341	5,285
*	Grocery Outlet Holding Corp.	466,630	5,194
	Dole plc	347,353	5,030
*	National Beverage Corp.	118,155	4,024
	Edgewell Personal Care Co.	224,367	4,007
	Utz Brands Inc.	356,505	3,454
	Tootsie Roll Industries Inc.	89,259	3,424
*	Guardian Pharmacy Services Inc. Class A	96,230	2,818
	John B Sanfilippo & Son Inc.	38,681	2,809
*	Seneca Foods Corp. Class A	22,959	2,777
	Oil-Dri Corp. of America	48,827	2,658
*	Mission Produce Inc.	210,043	2,525
	Nu Skin Enterprises Inc. Class A	240,800	2,381
*	Mama's Creations Inc.	167,744	1,899
*	SunOpta Inc.	472,247	1,776
*	Nature's Sunshine Products Inc.	85,695	1,764
	B&G Foods Inc.	379,772	1,751
	Natural Grocers by Vitamin Cottage Inc.	62,924	1,746
	Calavo Growers Inc.	82,918	1,699
	MGP Ingredients Inc.	69,303	1,581
	Village Super Market Inc. Class A	45,114	1,559
	ACCO Brands Corp.	431,354	1,484
*	Honest Co. Inc.	461,312	1,241
	Limoneira Co.	81,896	1,138
*	USANA Health Sciences Inc.	54,004	1,072
	Alico Inc.	26,487	922
*	Beauty Health Co.	564,228	835
*	Olaplex Holdings Inc.	689,217	786
*	Westrock Coffee Co.	177,683	773
*	Lifeway Foods Inc.	25,329	628
*	BRC Inc. Class A	476,868	606
*	Medifast Inc.	53,331	585
*,1	Waldencast plc Class A	208,926	526
*	HF Foods Group Inc.	198,229	498
*	Hain Celestial Group Inc.	447,003	492
*	Zevia PBC Class A	167,537	449
*,1	Beyond Meat Inc.	364,804	358
	Lifevantage Corp.	51,996	357
*	FitLife Brands Inc.	19,106	356
*	Ispire Technology Inc.	91,994	224
*,1	Forafric Global plc	16,332	167
			237,175
Energy (5.3%)
*	Nextpower Inc. Class A	718,914	65,867
*	CNX Resources Corp.	674,149	26,184
	Murphy Oil Corp.	665,981	21,358
	Magnolia Oil & Gas Corp. Class A	917,936	21,241
	Core Natural Resources Inc.	256,818	20,545
	Warrior Met Coal Inc.	256,776	20,103
*,1	Centrus Energy Corp. Class A	77,479	20,090

		Shares	Market Value ($000)
	Archrock Inc.	814,740	19,994
	Noble Corp. plc	622,204	19,052
*	Transocean Ltd. (XNYS)	4,189,703	18,477
	Golar LNG Ltd.	492,362	18,193
*	Valaris Ltd.	313,927	17,709
*	Gulfport Energy Corp.	78,438	17,452
	Peabody Energy Corp.	602,809	16,421
	California Resources Corp.	333,747	15,946
	Cactus Inc. Class A	337,693	14,494
	PBF Energy Inc. Class A	412,935	14,238
	Liberty Energy Inc.	778,190	13,836
	Helmerich & Payne Inc.	476,211	13,286
	Kodiak Gas Services Inc.	372,407	13,109
*	Tidewater Inc.	242,368	13,093
*	DNOW Inc.	905,749	12,644
*	Par Pacific Holdings Inc.	249,576	11,393
	Delek US Holdings Inc.	294,073	11,372
*	Oceaneering International Inc.	462,954	11,296
*,1	Plug Power Inc.	5,378,244	10,810
	SM Energy Co.	562,252	10,711
	Northern Oil & Gas Inc.	477,668	10,695
	Patterson-UTI Energy Inc.	1,739,901	10,109
*	Comstock Resources Inc.	364,941	9,802
*	Seadrill Ltd.	309,431	9,444
*	Alpha Metallurgical Resources Inc.	57,655	9,179
	Solaris Energy Infrastructure Inc.	179,621	8,602
	Crescent Energy Co. Class A	881,185	8,310
[1]	Kinetik Holdings Inc.	218,279	7,570
*,1	Fluence Energy Inc.	373,921	7,344
*	Expro Group Holdings NV	508,488	7,093
*	Shoals Technologies Group Inc. Class A	828,153	6,948
*	Talos Energy Inc.	593,008	6,796
*	American Superconductor Corp.	215,229	6,691
*	Calumet Inc.	339,629	6,555
	World Kinect Corp.	272,089	6,307
*	Array Technologies Inc.	747,994	5,617
*	Ameresco Inc. Class A	158,158	5,490
*	CVR Energy Inc.	152,382	5,262
*	Bristow Group Inc.	140,118	5,256
*	TETRA Technologies Inc.	625,636	4,861
*	REX American Resources Corp.	145,962	4,815
*	NPK International Inc.	386,642	4,760
	Select Water Solutions Inc.	459,636	4,642
*	Helix Energy Solutions Group Inc.	684,993	4,562
*	Diversified Energy Co.	284,793	4,283
*	Innovex International Inc.	190,924	4,204
*	National Energy Services Reunited Corp.	300,327	4,187
*,1	Borr Drilling Ltd.	1,219,036	4,035
*	NextDecade Corp.	658,832	4,025
*	Solid Power Inc.	751,300	3,907
*	ProPetro Holding Corp.	394,199	3,772
*	Nabors Industries Ltd. (XNYS)	75,206	3,751
	Core Laboratories Inc.	231,311	3,493
[1]	Atlas Energy Solutions Inc.	382,294	3,295
*	Green Plains Inc.	316,447	3,269
*	Hallador Energy Co.	152,845	3,117
	Vitesse Energy Inc.	145,249	3,073
	SunCoke Energy Inc.	418,566	2,729
*	Vital Energy Inc.	146,807	2,632
*	Kosmos Energy Ltd.	2,337,059	2,618
	SandRidge Energy Inc.	179,065	2,532
*	Gevo Inc.	1,139,412	2,438
	RPC Inc.	440,152	2,342
*	BKV Corp.	82,421	2,276
*	T1 Energy Inc.	548,568	2,260
*	Ramaco Resources Inc. Class A	142,695	2,239
*	EVgo Inc.	631,583	2,046
	VAALCO Energy Inc.	509,334	1,823
*	Oil States International Inc.	288,790	1,819
	Riley Exploration Permian Inc.	66,131	1,811

		Shares	Market Value ($000)
*	Forum Energy Technologies Inc.	54,891	1,724
	Flowco Holdings Inc. Class A	98,759	1,676
*	Sable Offshore Corp.	374,915	1,638
	Natural Gas Services Group Inc.	50,152	1,553
*	Matrix Service Co.	131,524	1,538
	Granite Ridge Resources Inc.	266,658	1,373
	Ranger Energy Services Inc. Class A	99,273	1,341
	Berry Corp.	379,220	1,286
*	Summit Midstream Corp.	46,491	1,164
*,1	New Fortress Energy Inc.	832,956	1,016
*	Flotek Industries Inc.	70,141	1,002
*	Infinity Natural Resources Inc. Class A	75,707	1,002
	NACCO Industries Inc. Class A	19,625	947
	W&T Offshore Inc.	490,761	869
*	SEACOR Marine Holdings Inc.	100,946	719
	Evolution Petroleum Corp.	153,638	604
[1]	HighPeak Energy Inc.	89,760	602
*	DMC Global Inc.	95,101	591
*	Kolibri Global Energy Inc.	147,096	591
*	Montauk Renewables Inc.	331,932	541
	Energy Services of America Corp.	57,972	519
*,1	SunPower Inc.	297,627	515
	Epsilon Energy Ltd.	94,167	453
	FutureFuel Corp.	123,069	406
*	PrimeEnergy Resources Corp.	1,659	305
*	OPAL Fuels Inc. Class A	103,678	250
*	WaterBridge Infrastructure LLC, Class A	10,202	233
*	Empire Petroleum Corp.	73,031	219
*	Mammoth Energy Services Inc.	118,528	218
*	ProFrac Holding Corp. Class A	60,873	215
*,1	XCF Global Inc. Class A	172,673	128
*	Verde Clean Fuels Inc.	20,627	54
			758,892
Financials (16.9%)
	UMB Financial Corp.	358,062	39,774
	Old National Bancorp	1,725,784	37,501
	Cadence Bank	919,979	36,652
	Jackson Financial Inc. Class A	353,222	34,619
	FirstCash Holdings Inc.	195,202	30,922
	Essent Group Ltd.	480,468	30,154
	Piper Sandler Cos.	86,168	28,944
*	Riot Platforms Inc.	1,718,000	27,711
	Valley National Bancorp	2,389,889	27,054
*	Clearwater Analytics Holdings Inc. Class A	1,215,489	26,814
	Glacier Bancorp Inc.	632,457	26,753
	Home BancShares Inc.	928,230	26,046
	United Bankshares Inc.	697,526	25,976
	Hancock Whitney Corp.	424,348	25,711
	Ameris Bancorp	326,007	24,698
	Atlantic Union Bankshares Corp.	702,502	23,766
	Radian Group Inc.	667,941	23,745
	Selective Insurance Group Inc.	299,638	23,540
	Moelis & Co. Class A	366,170	23,497
*	Axos Financial Inc.	268,024	22,026
	StepStone Group Inc. Class A	343,672	21,706
*	MARA Holdings Inc.	1,831,154	21,626
	Associated Banc-Corp.	819,788	21,552
*	Lemonade Inc.	274,069	21,410
	First Financial Bankshares Inc.	662,832	20,707
	Eastern Bankshares Inc.	1,091,340	20,550
*	StoneX Group Inc.	226,305	20,505
*	Texas Capital Bancshares Inc.	224,167	20,213
	CNO Financial Group Inc.	474,088	19,404
	PennyMac Financial Services Inc.	144,045	19,384
	PJT Partners Inc. Class A	113,210	19,020
*	Upstart Holdings Inc.	414,741	18,647
	United Community Banks Inc.	603,315	18,437
	Flagstar Bank NA	1,496,831	18,321
	ServisFirst Bancshares Inc.	254,192	18,081

		Shares	Market Value ($000)
	International Bancshares Corp.	268,678	17,862
*	Genworth Financial Inc.	2,029,068	17,612
	Independent Bank Corp. (XNGS)	240,149	17,303
*	Oscar Health Inc. Class A	956,186	17,183
	Renasant Corp.	464,524	16,463
	Fulton Financial Corp.	899,382	16,324
*	Palomar Holdings Inc.	129,886	16,133
	Cathay General Bancorp	331,923	16,078
	BankUnited Inc.	371,851	16,068
	First BanCorp (XNYS)	796,527	15,747
	Blackstone Mortgage Trust Inc. Class A	801,461	15,604
*	Enova International Inc.	118,826	15,577
	Bread Financial Holdings Inc.	229,919	15,572
	BGC Group Inc. Class A	1,786,025	15,538
	WSFS Financial Corp.	275,752	15,390
	WesBanco Inc.	466,445	15,052
	Community Financial System Inc.	260,839	14,805
*	NMI Holdings Inc.	384,993	14,687
	First Interstate BancSystem Inc. Class A	440,711	14,473
*	Bancorp Inc.	224,564	14,388
	Victory Capital Holdings Inc. Class A	218,053	13,713
	Seacoast Banking Corp. of Florida	418,958	13,222
	Simmons First National Corp. Class A	698,213	12,952
	CVB Financial Corp.	651,360	12,819
	Artisan Partners Asset Management Inc. Class A	308,406	12,793
	Bank of Hawaii Corp.	194,025	12,716
	Mercury General Corp.	132,582	12,346
	WaFd Inc.	388,393	12,297
	Provident Financial Services Inc.	634,562	12,171
	Towne Bank	361,736	12,136
	First Financial Bancorp	469,736	11,687
	Banc of California Inc.	632,369	11,661
	FB Financial Corp.	204,205	11,407
	BancFirst Corp.	102,849	11,400
	Park National Corp.	73,066	11,219
	Trustmark Corp.	279,803	10,884
	First Merchants Corp.	287,415	10,588
	Banner Corp.	167,875	10,544
	Beacon Financial Corp.	410,515	10,505
*	SiriusPoint Ltd.	504,899	10,502
	Walker & Dunlop Inc.	162,398	10,497
	Stewart Information Services Corp.	136,942	10,494
	NBT Bancorp Inc.	252,247	10,458
	First Bancorp / Southern Pines NC	198,837	10,143
*	LendingClub Corp.	557,723	10,095
*	Customers Bancorp Inc.	145,714	10,040
*	Dave Inc.	45,669	9,968
	First Busey Corp.	421,758	9,928
*	Baldwin Insurance Group Inc.	346,205	9,870
	Enterprise Financial Services Corp.	180,698	9,868
	ARMOUR Residential REIT Inc.	547,135	9,586
	Bank of NT Butterfield & Son Ltd.	205,511	9,544
	Burford Capital Ltd.	990,893	9,483
	Marex Group plc	265,114	9,223
	Horace Mann Educators Corp.	200,822	9,194
	HCI Group Inc.	50,832	9,035
	Dynex Capital Inc.	640,554	8,974
	OFG Bancorp	219,757	8,731
	Cohen & Steers Inc.	136,657	8,644
*	Skyward Specialty Insurance Group Inc.	176,059	8,620
	Stock Yards Bancorp Inc.	129,584	8,575
	Northwest Bancshares Inc.	715,182	8,554
	Goosehead Insurance Inc. Class A	118,833	8,503
	Pathward Financial Inc.	117,176	8,425
	City Holding Co.	69,294	8,406
	Nicolet Bankshares Inc.	66,527	8,381
[1]	Arbor Realty Trust Inc.	940,030	8,376
	First Commonwealth Financial Corp.	514,162	8,355
	Nelnet Inc. Class A	63,532	8,211
	Federal Agricultural Mortgage Corp. Class C	45,972	7,896

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	220,011	7,551
	S&T Bancorp Inc.	188,413	7,439
	Stellar Bancorp Inc.	231,746	7,325
	Lakeland Financial Corp.	123,866	7,216
	TriCo Bancshares	149,200	7,177
	German American Bancorp Inc.	178,630	7,092
*	Coastal Financial Corp.	63,528	7,074
	Apollo Commercial Real Estate Finance Inc.	688,113	6,971
	National Bank Holdings Corp. Class A	186,697	6,947
	QCR Holdings Inc.	81,435	6,648
	WisdomTree Inc.	592,627	6,543
	Hope Bancorp Inc.	609,344	6,471
*	Trupanion Inc.	182,730	6,449
	Banco Latinoamericano de Comercio Exterior SA	140,532	6,310
	Ellington Financial Inc.	454,777	6,230
	Ladder Capital Corp.	562,693	6,218
*	Hamilton Insurance Group Ltd. Class B	225,991	6,165
*	Triumph Financial Inc.	111,790	6,105
*	ProAssurance Corp.	251,566	6,058
	ConnectOne Bancorp Inc.	234,758	5,932
	Acadian Asset Management Inc.	132,172	5,927
	Westamerica BanCorp	121,552	5,832
*	Encore Capital Group Inc.	112,339	5,829
	1st Source Corp.	91,161	5,692
	Perella Weinberg Partners	306,153	5,590
	Bank First Corp.	44,638	5,568
	Dime Community Bancshares Inc.	196,331	5,566
	Live Oak Bancshares Inc.	174,154	5,559
	Safety Insurance Group Inc.	72,667	5,524
	PennyMac Mortgage Investment Trust	429,897	5,520
	Enact Holdings Inc.	142,593	5,520
	Fidelis Insurance Holdings Ltd.	286,706	5,459
	Preferred Bank	57,529	5,431
	Origin Bancorp Inc.	146,496	5,331
	OceanFirst Financial Corp.	281,580	5,308
	Two Harbors Investment Corp.	514,271	5,215
	Virtus Investment Partners Inc.	32,375	5,167
	Peoples Bancorp Inc.	171,771	5,090
	Chimera Investment Corp.	392,143	5,016
	MFA Financial Inc.	507,342	4,881
	Patria Investments Ltd. Class A	319,119	4,809
	Employers Holdings Inc.	118,866	4,737
	Old Second Bancorp Inc.	248,232	4,679
	Tompkins Financial Corp.	66,388	4,588
*	Root Inc. Class A	56,601	4,578
	Cannae Holdings Inc.	283,689	4,567
[1]	Orchid Island Capital Inc.	631,216	4,564
	Univest Financial Corp.	141,898	4,512
	Community Trust Bancorp Inc.	78,626	4,364
	Burke & Herbert Financial Services Corp.	66,520	4,340
	Byline Bancorp Inc.	154,359	4,310
	Navient Corp.	341,486	4,234
	Franklin BSP Realty Trust Inc. REIT	403,227	4,202
	Southside Bancshares Inc.	142,403	4,177
	Merchants Bancorp	127,700	4,175
	Universal Insurance Holdings Inc.	125,256	4,150
	Hanmi Financial Corp.	147,829	4,083
	First Mid Bancshares Inc.	107,170	4,079
	Heritage Financial Corp.	167,971	4,021
	Capitol Federal Financial Inc.	606,679	4,010
[1]	Brookfield Business Corp. Class A	114,800	4,002
	NB Bancorp Inc.	199,602	3,910
	Central Pacific Financial Corp.	130,884	3,892
	TrustCo Bank Corp. NY	91,642	3,861
*	Porch Group Inc.	396,735	3,844
	AMERISAFE Inc.	93,481	3,814
	United Fire Group Inc.	103,669	3,789
	Horizon Bancorp Inc.	213,809	3,665
	Business First Bancshares Inc.	140,279	3,650
	Redwood Trust Inc.	654,843	3,608

		Shares	Market Value ($000)
	Mercantile Bank Corp.	78,236	3,597
	Esquire Financial Holdings Inc.	35,224	3,595
	CNB Financial Corp.	138,023	3,578
	Brightspire Capital Inc.	635,531	3,565
	Amerant Bancorp Inc.	183,051	3,443
	Northeast Bank	38,628	3,433
	F&G Annuities & Life Inc.	104,879	3,389
	Amalgamated Financial Corp.	115,324	3,385
	Metropolitan Bank Holding Corp.	45,110	3,366
	Camden National Corp.	82,515	3,337
	Orrstown Financial Services Inc.	91,996	3,290
	First Financial Corp.	56,134	3,277
*	Heritage Insurance Holdings Inc.	111,677	3,244
	HomeTrust Bancshares Inc.	78,890	3,235
	Heritage Commerce Corp.	295,243	3,215
	Independent Bank Corp.	98,420	3,213
	MidWestOne Financial Group Inc.	80,836	3,199
	Adamas Trust Inc.	418,588	3,190
*	PRA Group Inc.	194,214	3,146
*	LendingTree Inc.	55,014	3,137
	Equity Bancshares Inc. Class A	69,537	3,028
	TPG RE Finance Trust Inc.	332,090	3,019
	Financial Institutions Inc.	97,750	2,991
*	Hippo Holdings Inc.	88,110	2,888
	Capital City Bank Group Inc.	68,415	2,868
	Republic Bancorp Inc. Class A	41,269	2,848
*	Aspen Insurance Holdings Ltd. Class A	76,014	2,816
	Mid Penn Bancorp Inc.	96,218	2,809
[1]	Invesco Mortgage Capital Inc. REIT	329,857	2,705
	P10 Inc. Class A	287,582	2,698
	Washington Trust Bancorp Inc.	94,802	2,692
	Southern Missouri Bancorp Inc.	47,554	2,677
	Shore Bancshares Inc.	152,000	2,655
	GCM Grosvenor Inc. Class A	241,137	2,648
	Five Star Bancorp	76,767	2,648
	Eagle Bancorp Inc.	138,619	2,630
	Northrim BanCorp Inc.	106,972	2,627
	Flushing Financial Corp.	158,650	2,603
	SmartFinancial Inc.	71,637	2,598
	First Community Bankshares Inc.	76,850	2,568
	Metrocity Bankshares Inc.	96,296	2,566
	Great Southern Bancorp Inc.	41,639	2,505
	Alerus Financial Corp.	115,799	2,494
	ACNB Corp.	50,647	2,451
	Arrow Financial Corp.	81,138	2,446
	Farmers National Banc Corp.	179,851	2,444
	Compass Diversified Holdings	330,902	2,435
*	Third Coast Bancshares Inc.	63,381	2,415
[1]	Hingham Institution for Savings	8,218	2,407
	South Plains Financial Inc.	63,318	2,393
	KKR Real Estate Finance Trust Inc.	281,397	2,389
	Peoples Financial Services Corp.	45,839	2,236
*	Slide Insurance Holdings Inc.	131,788	2,226
	Bar Harbor Bankshares	74,210	2,214
*	Forge Global Holdings Inc.	49,478	2,195
	Tiptree Inc.	115,790	2,175
*	Bowhead Specialty Holdings Inc.	77,764	2,166
*	California BanCorp	110,648	2,148
	ChoiceOne Financial Services Inc.	70,411	2,143
	Peapack-Gladstone Financial Corp.	78,923	2,131
	Civista Bancshares Inc.	93,603	2,129
*	Columbia Financial Inc.	133,800	2,118
	Ready Capital Corp.	821,476	2,078
*	Carter Bankshares Inc.	113,137	2,078
*	Firstsun Capital Bancorp	62,046	2,074
	First Business Financial Services Inc.	39,094	2,041
*	World Acceptance Corp.	12,830	1,984
	Bank of Marin Bancorp	72,655	1,966
	Northfield Bancorp Inc.	182,308	1,960
	Investors Title Co.	7,011	1,955

		Shares	Market Value ($000)
*	Southern First Bancshares Inc.	38,355	1,947
	Kearny Financial Corp.	281,811	1,936
*	Octave Specialty Group Inc.	212,615	1,911
	Sierra Bancorp	61,156	1,900
	Community West Bancshares	82,667	1,872
	Home Bancorp Inc.	33,544	1,861
	Unity Bancorp Inc.	36,092	1,806
*	Bridgewater Bancshares Inc.	102,771	1,779
*	Greenlight Capital Re Ltd. Class A	130,411	1,723
	Regional Management Corp.	45,161	1,718
*	MBIA Inc.	225,053	1,699
	First Bank	106,202	1,669
*	First Foundation Inc.	312,522	1,663
	West BanCorp. Inc.	74,548	1,656
	RBB Bancorp	83,404	1,652
	Midland States Bancorp Inc.	101,483	1,650
	Donegal Group Inc. Class A	81,689	1,644
	Red River Bancshares Inc.	23,268	1,630
	Capital Bancorp Inc.	57,615	1,602
	Bankwell Financial Group Inc.	34,872	1,601
	Orange County Bancorp Inc.	57,542	1,560
*	Ponce Financial Group Inc.	96,789	1,543
	MVB Financial Corp.	56,721	1,535
	Farmers & Merchants Bancorp Inc.	62,475	1,531
*	Claros Mortgage Trust Inc.	455,246	1,516
*,1	GBank Financial Holdings Inc.	44,311	1,500
	Citizens & Northern Corp.	73,790	1,488
	BayCom Corp.	50,882	1,485
	Diamond Hill Investment Group Inc.	12,409	1,464
*	Onity Group Inc.	32,868	1,464
	American Coastal Insurance Corp.	120,543	1,440
	Blue Ridge Bankshares Inc.	332,477	1,440
	Colony Bankcorp Inc.	83,689	1,435
*	Mechanics Bancorp Class A	90,723	1,410
	Ares Commercial Real Estate Corp.	260,301	1,380
	HBT Financial Inc.	56,347	1,364
	First Bancorp Inc. (XNGS)	53,042	1,357
*	Kingsway Financial Services Inc.	103,917	1,351
*,1	Citizens Inc.	223,174	1,330
	Plumas Bancorp	30,463	1,322
	FS Bancorp Inc.	32,227	1,320
*	Abacus Global Management Inc.	198,945	1,319
	NewtekOne Inc.	121,936	1,302
	Northeast Community Bancorp Inc.	60,881	1,288
	Middlefield Banc Corp.	36,073	1,255
	Timberland Bancorp Inc.	36,691	1,255
	Citizens Financial Services Inc.	22,349	1,249
	John Marshall Bancorp Inc.	62,285	1,246
	Primis Financial Corp.	109,971	1,235
*,1	Better Home & Finance Holding Co.	25,426	1,231
	Norwood Financial Corp.	42,376	1,215
	OppFi Inc.	121,647	1,204
	Jefferson Capital Inc.	57,289	1,201
	Waterstone Financial Inc.	76,114	1,192
	PCB Bancorp	53,624	1,165
*	loanDepot Inc. Class A	408,017	1,155
	Chicago Atlantic Real Estate Finance Inc.	89,640	1,144
	First United Corp.	29,591	1,130
	AG Mortgage Investment Trust Inc.	137,291	1,123
	Parke Bancorp Inc.	49,038	1,122
	Investar Holding Corp.	44,975	1,115
*	FB Bancorp Inc.	88,178	1,115
	Franklin Financial Services Corp.	20,662	1,106
	Western New England Bancorp Inc.	89,138	1,091
	Chemung Financial Corp.	20,517	1,081
	James River Group Holdings Inc.	182,288	1,074
*	Blue Foundry Bancorp	93,247	1,059
	First Community Corp.	36,365	1,055
	LCNB Corp.	66,496	1,055
	C&F Financial Corp.	14,994	1,041

		Shares	Market Value ($000)
	Fidelity D&D Bancorp Inc.	23,428	1,026
*	Oportun Financial Corp.	193,843	1,002
*	First Western Financial Inc.	40,758	992
*	Selectquote Inc.	676,537	981
	Hawthorn Bancshares Inc.	28,558	971
	FVCBankcorp Inc.	76,039	966
*	Open Lending Corp.	505,100	965
	Ames National Corp.	43,779	955
	Virginia National Bankshares Corp.	23,432	951
	Oak Valley Bancorp	33,575	943
	First National Corp.	38,368	940
	USCB Financial Holdings Inc.	52,339	931
	Northpointe Bancshares Inc.	51,995	907
	National Bankshares Inc.	30,677	906
*	Velocity Financial Inc.	46,816	905
	Crawford & Co. Class A	80,454	899
	Princeton Bancorp Inc.	25,705	884
	Bank7 Corp.	20,983	869
*	Bakkt Holdings Inc.	54,651	862
	First Savings Financial Group Inc.	27,284	850
	Eagle Financial Services Inc.	22,590	849
*	AlTi Global Inc.	209,640	847
	Kingstone Cos. Inc.	55,557	846
*	American Integrity Insurance Group Inc.	39,498	835
	Citizens Community Bancorp Inc.	47,550	820
*	Finwise Bancorp	44,665	806
	Linkbancorp Inc.	105,807	806
	First Capital Inc.	16,056	803
	Medallion Financial Corp.	79,998	795
	CB Financial Services Inc.	22,378	793
	Greene County Bancorp Inc.	34,495	786
	OP Bancorp	58,107	782
*	BV Financial Inc.	41,536	762
*	Pioneer Bancorp Inc.	55,283	735
	Ohio Valley Banc Corp.	18,803	729
	First Internet Bancorp	38,160	727
	Meridian Corp.	44,562	712
	Peoples Bancorp of North Carolina Inc.	20,668	677
	United Security Bancshares	68,235	675
	MainStreet Bancshares Inc.	34,603	674
*	Security National Financial Corp. Class A	75,969	656
	Landmark Bancorp Inc.	22,369	650
*	ECB Bancorp Inc.	37,269	648
	BankFinancial Corp.	54,922	646
	Finward Bancorp	16,946	644
*	ACRES Commercial Realty Corp.	30,240	641
	Seven Hills Realty Trust	72,199	632
	SB Financial Group Inc.	29,104	623
	Westwood Holdings Group Inc.	36,599	620
	BCB Bancorp Inc.	76,472	611
	Richmond Mutual BanCorp. Inc.	44,196	609
	Eagle Bancorp Montana Inc.	36,287	602
*	Ategrity Specialty Holdings LLC	30,998	590
	SR Bancorp Inc.	37,525	578
*	eHealth Inc.	141,233	576
	Nexpoint Real Estate Finance Inc.	37,689	546
	Silvercrest Asset Management Group Inc. Class A	38,820	536
	Angel Oak Mortgage REIT Inc.	60,587	533
	Riverview Bancorp Inc.	100,905	532
*	Finance Of America Cos. Inc. Class A	21,866	524
	Rithm Property Trust Inc.	192,260	515
	Hanover Bancorp Inc.	22,546	513
*	CoastalSouth Bancshares Inc.	22,654	508
	Sunrise Realty Trust Inc.	50,201	505
	NexPoint Diversified Real Estate Trust	170,743	493
	Sound Financial Bancorp Inc.	10,559	468
*	NI Holdings Inc.	33,643	457
	CF Bankshares Inc.	18,842	451
	Union Bankshares Inc.	17,962	415
*	Consumer Portfolio Services Inc.	45,676	378

		Shares	Market Value ($000)
	Lument Finance Trust Inc.	223,062	364
*	Patriot National Bancorp Inc.	250,055	358
*	Chain Bridge Bancorp Inc. Class A	10,450	332
*	Miami International Holdings Inc.	6,365	290
	Advanced Flower Capital Inc.	89,780	262
	SWK Holdings Corp.	15,104	256
*	Rhinebeck Bancorp Inc.	22,278	243
*	Siebert Financial Corp.	69,049	222
*,1	Prairie Operating Co.	108,961	204
*	Triller Group Inc.	503,343	204
*	Kestrel Group Ltd.	13,223	197
	MarketWise Inc.	9,285	151
	Value Line Inc.	3,901	145
*	Neptune Insurance Holdings Inc. Class A	4,533	106
*	Avidbank Holdings Inc.	3,042	80
*	GoHealth Inc. Class A	26,270	79
*,1	Gemini Space Station Inc. Class A	5,097	56
*,2	Sterling Bancorp Inc.	99,637	—
			2,407,326
Health Care (18.4%)
*	Guardant Health Inc.	588,202	63,773
*	Bridgebio Pharma Inc.	769,993	55,447
*	Madrigal Pharmaceuticals Inc.	91,600	54,683
	Ensign Group Inc.	276,751	51,348
*	HealthEquity Inc.	420,371	44,215
*	Cytokinetics Inc.	575,229	39,190
*,1	Hims & Hers Health Inc.	938,812	37,327
*	Avidity Biosciences Inc.	502,138	36,003
*	PTC Therapeutics Inc.	382,721	32,910
*	Arrowhead Pharmaceuticals Inc.	594,030	31,305
*	Axsome Therapeutics Inc.	199,281	30,191
*	iRhythm Technologies Inc.	157,048	29,527
*	Glaukos Corp.	275,353	29,267
*	Rhythm Pharmaceuticals Inc.	257,252	28,064
*	Vaxcyte Inc.	563,769	27,969
*	RadNet Inc.	336,332	27,845
*	Cogent Biosciences Inc.	684,497	27,530
*	Krystal Biotech Inc.	122,092	26,616
*	Protagonist Therapeutics Inc.	286,648	25,798
*	Option Care Health Inc.	811,648	25,242
*	Merit Medical Systems Inc.	288,058	24,943
*	Nuvalent Inc. Class A	227,404	24,867
*	TransMedics Group Inc.	163,711	23,953
*	TG Therapeutics Inc.	715,189	23,787
*	Alkermes plc	798,951	23,633
*	ADMA Biologics Inc.	1,141,607	21,896
*,1	CRISPR Therapeutics AG	407,582	21,793
*	Crinetics Pharmaceuticals Inc.	445,260	20,286
*	Indivior plc	597,370	20,072
*	Praxis Precision Medicines Inc.	101,765	19,993
*	Waystar Holding Corp.	538,789	19,887
*	Lantheus Holdings Inc.	335,864	19,772
*	Haemonetics Corp.	237,421	19,314
*	Ligand Pharmaceuticals Inc.	93,945	19,088
*	BrightSpring Health Services Inc.	527,530	19,075
*	Akero Therapeutics Inc.	344,178	18,710
*	Veracyte Inc.	385,965	18,272
*	ICU Medical Inc.	119,074	17,675
*	Scholar Rock Holding Corp.	399,755	17,613
*	LivaNova plc	268,524	17,135
*,1	GRAIL Inc.	153,071	16,898
*	Kymera Therapeutics Inc.	248,284	16,854
*	Cidara Therapeutics Inc.	76,167	16,748
*	Xenon Pharmaceuticals Inc.	374,171	16,733
*	Arcutis Biotherapeutics Inc.	527,394	16,165
*	GeneDx Holdings Corp.	92,452	15,435
*	Tarsus Pharmaceuticals Inc.	192,865	15,421
*	Travere Therapeutics Inc.	434,111	15,372
*	ACADIA Pharmaceuticals Inc.	612,840	15,346

		Shares	Market Value ($000)
*	Celcuity Inc.	145,305	14,696
*	Mirum Pharmaceuticals Inc.	198,762	14,520
*	Prestige Consumer Healthcare Inc.	243,698	14,512
*	Adaptive Biotechnologies Corp.	735,871	14,467
*	Ideaya Biosciences Inc.	395,466	14,086
*	Alignment Healthcare Inc.	719,859	13,828
*	Privia Health Group Inc.	566,467	13,805
*	Amicus Therapeutics Inc.	1,371,067	13,615
*	Catalyst Pharmaceuticals Inc.	570,078	13,346
*	Alphatec Holdings Inc.	571,244	12,882
*	Denali Therapeutics Inc.	652,111	12,697
*	Brookdale Senior Living Inc.	1,130,465	12,582
*	CG oncology Inc.	275,145	12,337
*	Arcellx Inc.	168,617	12,260
*	Integer Holdings Corp.	169,807	12,257
*	Supernus Pharmaceuticals Inc.	265,665	12,112
*	Beam Therapeutics Inc.	470,783	11,925
	Concentra Group Holdings Parent Inc.	575,474	11,832
*	Dyne Therapeutics Inc.	537,703	11,776
*	Apogee Therapeutics Inc.	161,266	11,606
*	Viridian Therapeutics Inc.	345,660	11,047
*	Addus HomeCare Corp.	89,430	10,749
*	Disc Medicine Inc.	113,799	10,624
*	CorVel Corp.	143,398	10,494
*	Ocular Therapeutix Inc.	856,903	10,411
*	Soleno Therapeutics Inc.	205,649	10,375
*	Liquidia Corp.	316,223	10,318
*	Pediatrix Medical Group Inc.	420,377	10,127
*	Terns Pharmaceuticals Inc.	356,031	10,008
*	Vericel Corp.	248,134	9,987
*	10X Genomics Inc. Class A	528,158	9,935
*,1	Nuvation Bio Inc.	1,228,859	9,868
*	Progyny Inc.	369,885	9,754
*	Warby Parker Inc. Class A	483,889	9,586
*	Avadel Pharmaceuticals plc	439,908	9,454
*	Twist Bioscience Corp.	291,176	9,321
*	Amneal Pharmaceuticals Inc.	740,981	9,277
*	Aurinia Pharmaceuticals Inc.	573,434	9,244
*	QuidelOrtho Corp.	333,886	9,132
*	Arcus Biosciences Inc.	339,411	8,859
*	Artivion Inc.	187,713	8,759
*	Celldex Therapeutics Inc.	322,486	8,714
*	Edgewise Therapeutics Inc.	332,262	8,652
*	AtriCure Inc.	238,283	8,607
*	Vera Therapeutics Inc.	253,398	8,552
	Select Medical Holdings Corp.	550,691	8,530
	National HealthCare Corp.	62,555	8,526
	LeMaitre Vascular Inc.	102,759	8,524
*	Enovis Corp.	281,541	8,522
*	UFP Technologies Inc.	37,050	8,399
*	Omnicell Inc.	229,466	8,378
*,1	Recursion Pharmaceuticals Inc. Class A	1,805,949	8,362
*	Syndax Pharmaceuticals Inc.	419,578	8,316
*	Mineralys Therapeutics Inc.	192,676	8,308
*	Olema Pharmaceuticals Inc.	293,221	8,304
*	PROCEPT BioRobotics Corp.	258,698	8,196
*	Immunovant Inc.	336,414	8,124
*	Agios Pharmaceuticals Inc.	278,090	8,120
*	MannKind Corp.	1,490,849	7,976
*	NeoGenomics Inc.	635,247	7,686
*	Harmony Biosciences Holdings Inc.	215,381	7,601
*	ANI Pharmaceuticals Inc.	89,531	7,597
*	BioCryst Pharmaceuticals Inc.	1,031,404	7,405
*	Collegium Pharmaceutical Inc.	157,799	7,366
*	Spyre Therapeutics Inc.	245,545	7,366
*	PACS Group Inc.	216,955	7,248
*	Azenta Inc.	201,021	7,148
*	Immunome Inc.	379,925	6,998
*	Tandem Diabetes Care Inc.	329,194	6,916
*	Stoke Therapeutics Inc.	220,895	6,828

		Shares	Market Value ($000)
*	Healthcare Services Group Inc.	359,160	6,745
*	Ardelyx Inc.	1,161,945	6,739
*	Innoviva Inc.	310,046	6,737
	CONMED Corp.	153,466	6,663
*	Janux Therapeutics Inc.	193,864	6,609
*	Teladoc Health Inc.	865,904	6,572
*	Nurix Therapeutics Inc.	371,175	6,562
*	Zymeworks Inc.	245,411	6,555
*	STAAR Surgical Co.	245,829	6,524
*	Surgery Partners Inc.	380,894	6,502
*	Harrow Inc.	155,399	6,493
*	Neogen Corp.	1,076,963	6,440
*	Novocure Ltd.	500,302	6,409
*	Axogen Inc.	216,087	6,191
*	Xencor Inc.	346,856	6,008
*	Beta Bionics Inc.	188,732	5,915
*	Dynavax Technologies Corp.	508,197	5,778
*	Phreesia Inc.	281,920	5,777
*	Fortrea Holdings Inc.	449,789	5,717
*	Trevi Therapeutics Inc.	430,603	5,680
*	Castle Biosciences Inc.	139,874	5,588
	US Physical Therapy Inc.	74,263	5,484
*	Xeris Biopharma Holdings Inc.	756,005	5,428
*	Pacira BioSciences Inc.	226,669	5,343
*	UroGen Pharma Ltd.	181,673	5,234
*,1	Novavax Inc.	737,266	5,198
*	Relay Therapeutics Inc.	652,010	5,164
*	Amylyx Pharmaceuticals Inc.	341,508	5,116
*	Amphastar Pharmaceuticals Inc.	182,688	5,060
*	Taysha Gene Therapies Inc.	1,045,900	4,958
*	BioLife Solutions Inc.	186,803	4,950
*	Clover Health Investments Corp.	1,988,112	4,950
*	AdaptHealth Corp.	501,689	4,846
*	Kura Oncology Inc.	396,990	4,819
*	CareDx Inc.	268,389	4,796
*	Mind Medicine MindMed Inc.	370,892	4,692
*	Astrana Health Inc.	200,935	4,630
*	Pennant Group Inc.	166,829	4,621
*	Upstream Bio Inc.	161,571	4,621
*	Enliven Therapeutics Inc.	206,982	4,471
*	Biohaven Ltd.	445,441	4,468
*,1	Intellia Therapeutics Inc.	488,900	4,395
*	Rigel Pharmaceuticals Inc.	86,756	4,380
*	Integra LifeSciences Holdings Corp.	330,210	4,332
*	EyePoint Pharmaceuticals Inc.	288,908	4,285
*	WaVe Life Sciences Ltd.	551,881	4,283
*	LifeStance Health Group Inc.	652,416	4,241
	Phibro Animal Health Corp. Class A	100,695	4,217
*	Arvinas Inc.	323,035	4,065
*	Oruka Therapeutics Inc.	133,927	4,031
*	MiMedx Group Inc.	582,716	4,009
*	AnaptysBio Inc.	95,991	3,998
*,1	Esperion Therapeutics Inc.	983,365	3,943
*,1	Tango Therapeutics Inc.	353,377	3,855
*	Theravance Biopharma Inc.	186,443	3,785
*	Inhibrx Biosciences Inc.	44,631	3,754
	iRadimed Corp.	40,089	3,737
*	Monte Rosa Therapeutics Inc.	229,649	3,713
*	Kodiak Sciences Inc.	161,172	3,704
*	Rezolute Inc.	380,880	3,702
	Embecta Corp.	288,186	3,676
*	SI-BONE Inc.	186,997	3,639
*	Maze Therapeutics Inc.	96,201	3,632
*	Dianthus Therapeutics Inc.	80,906	3,558
*	Savara Inc.	563,450	3,544
*	Palvella Therapeutics Inc.	33,777	3,472
*	Myriad Genetics Inc.	448,281	3,420
*	Replimune Group Inc.	340,652	3,407
*,1	CorMedix Inc.	346,837	3,402
*	ORIC Pharmaceuticals Inc.	285,803	3,395

		Shares	Market Value ($000)
*	Day One Biopharmaceuticals Inc.	354,380	3,363
*	Arbutus Biopharma Corp.	745,333	3,287
*	Cytek Biosciences Inc.	578,915	3,271
*	Phathom Pharmaceuticals Inc.	207,986	3,249
*,1	Iovance Biotherapeutics Inc.	1,285,597	3,175
*	Geron Corp. (XNGS)	2,689,380	3,173
*	Pacific Biosciences of California Inc.	1,358,917	3,153
*	AMN Healthcare Services Inc.	188,700	3,142
*	Bicara Therapeutics Inc.	168,467	3,127
*	Gossamer Bio Inc.	935,212	3,124
*,1	Zenas Biopharma Inc.	79,980	3,106
*,1	Omeros Corp.	319,673	3,098
*	REGENXBIO Inc.	230,406	3,085
*	Orthofix Medical Inc.	191,071	3,074
*,1	Septerna Inc.	105,319	3,056
	HealthStream Inc.	120,636	3,034
*	Fulgent Genetics Inc.	101,829	3,012
*	Emergent BioSolutions Inc.	265,732	2,968
*	Butterfly Network Inc.	944,986	2,929
*	Tactile Systems Technology Inc.	113,473	2,917
*	Keros Therapeutics Inc.	165,976	2,901
*	Cullinan Therapeutics Inc.	251,094	2,855
*	Compass Therapeutics Inc.	489,703	2,840
*	Precigen Inc.	739,183	2,831
*	Sana Biotechnology Inc.	656,564	2,823
*	Vir Biotechnology Inc.	438,834	2,817
*,1	ArriVent Biopharma Inc.	121,554	2,788
*,1	ARS Pharmaceuticals Inc.	290,428	2,771
*	OPKO Health Inc.	2,028,464	2,759
*	Ironwood Pharmaceuticals Inc.	787,944	2,758
*	Erasca Inc.	855,347	2,711
*,1	KalVista Pharmaceuticals Inc.	186,008	2,692
*	Corvus Pharmaceuticals Inc.	291,883	2,677
*	Tyra Biosciences Inc.	118,641	2,677
*,1	ImmunityBio Inc.	1,131,958	2,671
*	Personalis Inc.	246,764	2,648
*	Sionna Therapeutics Inc.	60,719	2,646
*	Aquestive Therapeutics Inc.	423,654	2,622
*,1	MBX Biosciences Inc.	75,420	2,601
*	Avanos Medical Inc.	220,341	2,587
*	Rapport Therapeutics Inc.	86,405	2,567
*,1	LENZ Therapeutics Inc.	79,662	2,431
*	Evolent Health Inc. Class A	577,333	2,425
*	Talkspace Inc.	710,305	2,401
*	Verastem Inc.	223,291	2,376
*	AngioDynamics Inc.	191,275	2,372
*	Varex Imaging Corp.	202,220	2,340
*	Fulcrum Therapeutics Inc.	212,000	2,319
*	4D Molecular Therapeutics Inc.	197,572	2,304
*	Astria Therapeutics Inc.	180,633	2,285
*	Zevra Therapeutics Inc.	267,027	2,251
*	Aveanna Healthcare Holdings Inc.	240,624	2,247
*	Community Health Systems Inc.	639,728	2,213
*	Standard BioTools Inc.	1,473,455	2,210
*	Enhabit Inc.	243,772	2,179
*	Prothena Corp. plc	199,501	2,145
*	Annexon Inc.	471,427	2,121
*	Altimmune Inc.	401,916	2,114
*	Alumis Inc.	275,313	2,112
*	Ceribell Inc.	122,847	2,085
*	Evolus Inc.	288,411	2,065
*,1	Absci Corp.	647,962	2,054
[1]	Jade Biosciences Inc.	159,781	2,048
*	Eton Pharmaceuticals Inc.	126,231	2,039
*	Claritev Corp.	37,336	2,019
*	RxSight Inc.	171,379	1,957
*	Maravai LifeSciences Holdings Inc. Class A	538,554	1,950
*	Akebia Therapeutics Inc.	1,230,816	1,945
*,1	Nutex Health Inc.	16,896	1,945
*	NeuroPace Inc.	118,374	1,937

		Shares	Market Value ($000)
*	ClearPoint Neuro Inc.	129,652	1,875
*,1	Ginkgo Bioworks Holdings Inc.	191,407	1,776
*,1	Kestra Medical Technologies Ltd.	64,696	1,745
*	Organogenesis Holdings Inc.	336,120	1,741
*	Niagen Bioscience Inc.	256,938	1,739
*	Bioventus Inc. Class A	227,215	1,725
*	MeiraGTx Holdings plc	205,260	1,704
*	Sight Sciences Inc.	203,397	1,700
*	Cerus Corp.	910,890	1,603
*,1	Bright Minds Biosciences Inc.	22,671	1,587
*,1	Anavex Life Sciences Corp.	412,195	1,579
*	Solid Biosciences Inc.	290,733	1,579
*	OrthoPediatrics Corp.	83,543	1,545
*	ADC Therapeutics SA	357,209	1,536
*	Monopar Therapeutics Inc.	17,407	1,500
*	XOMA Royalty Corp.	46,293	1,487
*	Quanterix Corp.	202,979	1,474
*	Vanda Pharmaceuticals Inc.	274,234	1,470
*	Aldeyra Therapeutics Inc.	267,675	1,467
*	Rocket Pharmaceuticals Inc.	417,136	1,427
*	Aura Biosciences Inc.	216,135	1,426
*	Delcath Systems Inc.	146,944	1,425
*	Entrada Therapeutics Inc.	138,432	1,422
*,1	Nano-X Imaging Ltd.	316,903	1,420
*	Prime Medicine Inc.	371,348	1,419
*	Enanta Pharmaceuticals Inc.	99,251	1,401
*	Diamedica Therapeutics Inc.	156,537	1,351
*	Semler Scientific Inc.	59,204	1,286
*	KORU Medical Systems Inc.	212,273	1,257
	SIGA Technologies Inc.	202,746	1,229
*	Lexeo Therapeutics Inc.	123,682	1,220
*	Aclaris Therapeutics Inc.	427,703	1,210
*,1	Pulse Biosciences Inc.	87,397	1,196
*	OptimizeRx Corp.	77,777	1,188
*	Viemed Healthcare Inc.	171,766	1,187
*	Protara Therapeutics Inc.	159,033	1,174
*,1	SANUWAVE Health Inc.	34,559	1,172
*	Atea Pharmaceuticals Inc.	377,787	1,171
*,1	Tectonic Therapeutic Inc.	54,120	1,160
*	BioAge Labs Inc.	117,072	1,111
*	Design Therapeutics Inc.	117,607	1,104
*	Allogene Therapeutics Inc.	747,031	1,091
*	Abeona Therapeutics Inc.	215,172	1,091
*	Quantum-Si Inc.	773,335	1,090
*	TruBridge Inc.	49,243	1,081
*	Lifecore Biomedical Inc.	135,932	1,074
	National Research Corp.	62,210	1,057
*	Puma Biotechnology Inc.	208,900	1,055
*	Neurogene Inc.	48,465	1,022
*,1	Capricor Therapeutics Inc.	189,507	1,014
*	Owens & Minor Inc.	371,281	1,010
*	Ardent Health Inc.	114,151	1,002
*	Editas Medicine Inc.	415,443	1,001
*	Health Catalyst Inc.	334,281	999
*	agilon health Inc.	1,519,527	989
*,1	Candel Therapeutics Inc.	206,221	984
*	Fennec Pharmaceuticals Inc.	116,017	950
*	Benitec Biopharma Inc.	73,252	949
*	Voyager Therapeutics Inc.	229,556	939
*	Oncology Institute Inc.	295,498	928
*	Electromed Inc.	33,451	895
*	OraSure Technologies Inc.	370,520	882
*	MaxCyte Inc.	497,987	876
*	Heron Therapeutics Inc.	754,192	875
*	Sonida Senior Living Inc.	26,961	874
*	908 Devices Inc.	134,785	856
	Utah Medical Products Inc.	15,091	850
*,1	Omada Health Inc.	45,313	849
*	Arcturus Therapeutics Holdings Inc.	124,627	846
*,1	Humacyte Inc.	617,899	834

		Shares	Market Value ($000)
*	OmniAb Inc.	460,317	833
*	Inogen Inc.	117,046	829
*	Larimar Therapeutics Inc.	231,745	820
*,1	SELLAS Life Sciences Group Inc.	496,641	805
*	CVRx Inc.	79,097	776
*	Foghorn Therapeutics Inc.	161,478	767
*	Stereotaxis Inc.	302,869	745
*,1	Coherus Oncology Inc.	523,454	712
*	Billiontoone Inc. Class A	5,472	712
*	LifeMD Inc.	185,159	709
*	Treace Medical Concepts Inc.	235,165	701
*	Codexis Inc.	404,137	699
*,1	Tonix Pharmaceuticals Holding Corp.	43,744	699
*,1	Cardiff Oncology Inc.	304,447	694
*	Perspective Therapeutics Inc.	294,217	691
*,1	Anteris Technologies Global Corp.	167,448	687
*,1	MediWound Ltd.	38,078	682
*	TriSalus Life Sciences Inc.	91,672	630
*,1	Protalix BioTherapeutics Inc.	341,904	609
*	Fate Therapeutics Inc.	533,405	608
*	Anika Therapeutics Inc.	61,331	606
	Acme United Corp.	16,260	602
*	Joint Corp.	69,750	587
*,1	Carlsmed Inc.	33,338	543
*	Accuray Inc.	496,919	537
*	Innovage Holding Corp.	99,235	524
*	Definitive Healthcare Corp.	174,845	497
*	Journey Medical Corp.	60,638	489
*	LENSAR Inc.	46,544	474
*	RCM Technologies Inc.	24,074	471
*	DocGo Inc.	449,952	463
*	Inhibikase Therapeutics Inc.	297,378	452
*	Alector Inc.	338,721	450
*	Eledon Pharmaceuticals Inc.	275,872	450
*	Nkarta Inc.	208,809	395
*	Nuvectis Pharma Inc.	63,359	395
*	Biote Corp. Class A	143,078	387
*,1	Cartesian Therapeutics Inc. (XNMS)	51,474	386
*	Pro-Dex Inc.	10,415	380
*	Lucid Diagnostics Inc.	347,948	369
*	Outset Medical Inc.	80,772	368
*	Shoulder Innovations Inc.	23,296	360
*,1	Gyre Therapeutics Inc.	44,623	346
*,1	aTyr Pharma Inc.	427,074	333
*	Sanara Medtech Inc.	14,962	313
*	Pulmonx Corp.	187,580	304
*,1	AirSculpt Technologies Inc.	81,222	287
*	Aardvark Therapeutics Inc.	28,127	281
*,1	Neuronetics Inc.	176,576	263
*,1	Greenwich Lifesciences Inc.	29,923	261
*	TuHURA Biosciences Inc.	126,133	252
*	Alpha Teknova Inc.	53,249	249
*	Actuate Therapeutics Inc.	30,433	232
*,1	Avita Medical Inc.	60,557	224
*	HeartFlow Inc.	6,957	224
*	MapLight Therapeutics Inc.	15,622	213
*	Evommune Inc.	9,757	202
*	Korro Bio Inc.	32,476	185
*	Inmune Bio Inc.	103,348	180
*,1	CapsoVision Inc.	28,057	157
*	Myomo Inc.	151,731	135
*,1	Atlantic International Corp.	52,229	107
*,1	SBC Medical Group Holdings Inc.	27,396	98
*,1	Tvardi Therapeutics Inc.	22,965	95
*,2	Inhibrx Inc. CVR	129,632	84
*,1	Tevogen Bio Holdings Inc.	145,802	64
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,2	Third Harmonic Bio Inc.	120,158	4
*,2	Metsera Inc. CVR	690	3
*,2	Flexion Therape CVR	111	—

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
*,2	Cartesian Therapeutics Inc. CVR	372	—
*,2	iTeos Therapeutics Inc. CVR	286	—
			2,622,294
Industrials (18.2%)
*	Bloom Energy Corp. Class A	1,057,693	115,542
*	Kratos Defense & Security Solutions Inc.	821,511	62,517
*	SPX Technologies Inc.	237,600	51,094
*	Sterling Infrastructure Inc.	146,992	50,611
*	Dycom Industries Inc.	138,119	49,934
*	Chart Industries Inc.	222,869	45,454
*	AeroVironment Inc.	157,262	43,948
*	Modine Manufacturing Co.	258,218	41,865
	Watts Water Technologies Inc. Class A	135,335	37,336
	JBT Marel Corp.	257,385	36,170
	Zurn Elkay Water Solutions Corp.	740,649	35,329
*	Fluor Corp.	808,193	34,696
	Primoris Services Corp.	266,615	33,743
	Federal Signal Corp.	295,966	33,740
*	Joby Aviation Inc.	2,273,370	32,805
	Moog Inc. Class A	138,611	31,836
	Installed Building Products Inc.	115,474	30,949
*	Mirion Technologies Inc.	1,157,549	30,119
	GATX Corp.	176,904	28,292
	ESCO Technologies Inc.	128,093	27,272
	EnerSys	189,461	27,114
	Badger Meter Inc.	146,189	26,101
	Argan Inc.	65,323	25,816
	Arcosa Inc.	239,255	25,490
*	Construction Partners Inc. Class A	231,213	25,202
*	ACI Worldwide Inc.	519,647	24,351
	Maximus Inc.	278,864	24,007
*	Archer Aviation Inc. Class A	3,060,325	23,840
	Brink's Co.	207,417	23,299
	Enpro Inc.	104,143	23,208
	Granite Construction Inc.	215,685	23,193
*	Resideo Technologies Inc.	679,797	22,427
*	Itron Inc.	223,831	22,168
	Belden Inc.	195,154	22,130
	CSW Industrials Inc.	80,277	21,825
	Herc Holdings Inc.	160,990	21,616
*,1	Eos Energy Enterprises Inc.	1,427,223	21,480
*	OSI Systems Inc.	79,005	21,399
*	Knife River Corp.	281,762	21,087
*	StoneCo. Ltd. Class A	1,237,381	20,850
	VSE Corp.	111,425	20,078
	Franklin Electric Co. Inc.	196,740	18,720
*	IES Holdings Inc.	44,513	18,632
	Mueller Water Products Inc. Class A	768,508	18,629
	Exponent Inc.	250,431	18,106
*	Mercury Systems Inc.	256,414	17,921
	Matson Inc.	160,198	17,458
	Patrick Industries Inc.	160,082	17,324
*	Verra Mobility Corp.	786,875	17,170
*	MYR Group Inc.	75,972	17,042
	Korn Ferry	254,663	16,749
	Kadant Inc.	58,044	16,143
	HB Fuller Co.	269,441	15,703
	Otter Tail Corp.	189,878	15,608
	AZZ Inc.	146,278	15,421
	Powell Industries Inc.	47,041	15,205
*	Tutor Perini Corp.	219,361	15,037
	Terex Corp.	317,680	14,680
*	AAR Corp.	175,915	14,638
	Standex International Corp.	59,231	14,521
	Griffon Corp.	189,036	14,178
	Boise Cascade Co.	185,867	14,171

		Shares	Market Value ($000)
*	Huron Consulting Group Inc.	83,964	13,821
*	Planet Labs PBC	1,150,152	13,687
*	NCR Atleos Corp.	360,794	13,375
	ABM Industries Inc.	305,005	13,115
	UniFirst Corp.	74,311	12,822
	REV Group Inc.	239,063	12,735
	Scorpio Tankers Inc.	219,217	12,568
	McGrath RentCorp.	120,910	12,463
*	Upwork Inc.	605,996	11,962
*	CBIZ Inc.	243,320	11,850
	Hub Group Inc. Class A	294,349	11,353
*	Remitly Global Inc.	822,525	11,141
	Atkore Inc.	165,814	11,101
	Hillenbrand Inc.	347,843	11,075
	Trinity Industries Inc.	403,279	10,695
*	RXO Inc.	800,820	10,587
*	GEO Group Inc.	666,528	10,504
	International Seaways Inc.	198,116	10,494
	Kennametal Inc.	375,152	10,384
*	Vicor Corp.	115,057	10,280
*	O-I Glass Inc.	757,222	10,207
	Enerpac Tool Group Corp.	267,098	10,115
*	CoreCivic Inc.	531,399	9,592
*	ASGN Inc.	210,818	9,489
	PagSeguro Digital Ltd. Class A	882,647	9,250
	EVERTEC Inc.	316,888	9,158
*	Marqeta Inc. Class A	1,894,333	9,074
	Helios Technologies Inc.	163,387	8,821
	TriNet Group Inc.	147,405	8,638
*	Hillman Solutions Corp.	975,602	8,537
	Pitney Bowes Inc.	850,080	8,382
	DHT Holdings Inc.	627,876	8,181
	Greif Inc. Class A	124,604	8,178
	Alamo Group Inc.	50,940	8,169
*	TIC Solutions Inc.	839,394	8,159
*	Blue Bird Corp.	156,067	8,150
*	Astronics Corp.	149,056	8,134
*	Flywire Corp.	577,541	8,080
*	Payoneer Global Inc.	1,371,577	7,928
	Bel Fuse Inc. Class B	50,724	7,813
*	Centuri Holdings Inc.	346,266	7,788
*	CECO Environmental Corp.	143,700	7,494
*	Gibraltar Industries Inc.	147,011	7,345
	Werner Enterprises Inc.	285,580	7,299
	ArcBest Corp.	112,360	7,210
	Albany International Corp. Class A	148,850	7,097
	ICF International Inc.	90,463	7,060
*	Masterbrand Inc.	625,718	6,939
*	Willdan Group Inc.	68,434	6,905
	Napco Security Technologies Inc.	170,061	6,870
	Teekay Tankers Ltd. Class A	118,319	6,823
	Tennant Co.	92,558	6,769
	Greenbrier Cos. Inc.	148,954	6,625
	United States Lime & Minerals Inc.	53,333	6,484
*	Donnelley Financial Solutions Inc.	131,086	6,431
*	Enovix Corp.	811,290	6,320
	Insperity Inc.	177,704	6,285
*	Ducommun Inc.	67,968	6,232
	Lindsay Corp.	53,687	6,170
*	DXP Enterprises Inc.	64,045	6,020
	Cadre Holdings Inc.	140,233	5,985
	Tecnoglass Inc.	119,863	5,967
*	Proto Labs Inc.	117,183	5,955
	Heidrick & Struggles International Inc.	100,902	5,940
	CRA International Inc.	32,571	5,744
*	Thermon Group Holdings Inc.	161,959	5,685
*	Pagaya Technologies Ltd. Class A	226,614	5,654
*,1	PureCycle Technologies Inc.	639,596	5,628
	TriMas Corp.	163,590	5,574
*	Legalzoom.com Inc.	584,263	5,451

		Shares	Market Value ($000)
*	First Advantage Corp.	390,045	5,414
*	V2X Inc.	95,352	5,230
*	Amprius Technologies Inc.	458,919	5,195
*,1	Intuitive Machines Inc.	538,845	5,119
*	Cimpress plc	73,963	5,092
	Astec Industries Inc.	112,674	4,987
	SFL Corp. Ltd.	597,167	4,915
	Alight Inc. Class A	2,123,939	4,906
*	Sezzle Inc.	78,356	4,838
	Gorman-Rupp Co.	103,314	4,803
	Dorian LPG Ltd.	183,076	4,537
*	BrightView Holdings Inc.	353,879	4,466
	Deluxe Corp.	217,872	4,427
	Barrett Business Services Inc.	122,664	4,304
*,1	CompoSecure Inc. Class A	216,353	4,299
*	Great Lakes Dredge & Dock Corp.	327,740	4,185
*	Janus International Group Inc.	667,907	4,148
*	Montrose Environmental Group Inc.	157,735	4,046
*	FLEX LNG Ltd.	153,966	3,906
*	American Woodmark Corp.	70,743	3,900
	Allient Inc.	70,946	3,821
	Apogee Enterprises Inc.	104,214	3,794
*	Energy Recovery Inc.	262,377	3,791
*	Resolute Holdings Management Inc.	20,932	3,718
*	Limbach Holdings Inc.	52,230	3,695
	Vestis Corp.	568,131	3,682
	Nordic American Tankers Ltd.	1,010,086	3,677
*	Evolv Technologies Holdings Inc.	569,403	3,639
	Douglas Dynamics Inc.	111,591	3,606
*	Microvast Holdings Inc.	979,824	3,449
	Costamare Inc.	218,092	3,330
*	Green Dot Corp. Class A	264,163	3,321
	Myers Industries Inc.	182,794	3,301
	Genco Shipping & Trading Ltd.	167,101	3,162
*	Cantaloupe Inc.	290,558	3,100
*	Graham Corp.	51,255	2,947
	Marten Transport Ltd.	287,201	2,944
	Quanex Building Products Corp.	227,040	2,942
	Navigator Holdings Ltd.	161,002	2,880
	Insteel Industries Inc.	92,096	2,816
*,1	BlackSky Technology Inc.	153,078	2,713
*	I3 Verticals Inc. Class A	113,621	2,689
	Kforce Inc.	88,336	2,597
	Ardagh Metal Packaging SA	686,490	2,574
*	Transcat Inc.	45,183	2,555
	Cass Information Systems Inc.	59,630	2,504
*	Bowman Consulting Group Ltd.	69,201	2,504
	Teekay Corp. Ltd.	256,981	2,495
	Preformed Line Products Co.	11,925	2,448
	National Presto Industries Inc.	25,655	2,408
	LSI Industries Inc.	131,123	2,398
*	Forward Air Corp.	104,332	2,397
*	BlueLinx Holdings Inc.	37,742	2,355
*	CryoPort Inc.	240,761	2,316
	Columbus McKinnon Corp.	139,597	2,295
	FTAI Infrastructure Inc.	533,114	2,282
	Aebi Schmidt Holding AG	183,062	2,180
	Ennis Inc.	122,093	2,129
	Miller Industries Inc.	54,546	2,113
	Ardmore Shipping Corp.	169,671	2,075
	Mesa Laboratories Inc.	25,847	2,073
*	International Money Express Inc.	135,211	2,061
*	Vishay Precision Group Inc.	59,019	2,015
*	Titan America SA	119,846	1,946
*	Titan International Inc.	239,589	1,938
*	Manitowoc Co. Inc.	170,146	1,919
*	Titan Machinery Inc.	102,724	1,902
*	Custom Truck One Source Inc.	296,738	1,896
*	IBEX Holdings Ltd.	53,109	1,869
*	Orion Group Holdings Inc.	185,839	1,858

		Shares	Market Value ($000)
	Park Aerospace Corp.	90,013	1,745
*	Power Solutions International Inc.	32,270	1,745
	Heartland Express Inc.	219,035	1,722
	Willis Lease Finance Corp.	14,006	1,719
	Wabash National Corp.	202,981	1,713
*,1	Lightbridge Corp.	104,083	1,692
	Hyster-Yale Inc.	57,827	1,682
	Luxfer Holdings plc	131,727	1,647
	Greif Inc. Class B	23,067	1,642
*	Byrna Technologies Inc.	89,257	1,629
	Covenant Logistics Group Inc.	80,678	1,609
*	ZipRecruiter Inc. Class A	335,255	1,592
*	Cross Country Healthcare Inc.	153,995	1,580
*	Atlanticus Holdings Corp.	26,358	1,554
*,1	Voyager Technologies Inc. Class A	67,707	1,522
	Safe Bulkers Inc.	275,482	1,457
*	Conduent Inc.	735,310	1,427
*	Strata Critical Medical Inc.	320,028	1,389
*	3D Systems Corp.	649,761	1,352
*,1	Redwire Corp.	244,010	1,345
*	Distribution Solutions Group Inc.	48,262	1,340
*	L B Foster Co. Class A	49,573	1,337
*,1	Himalaya Shipping Ltd.	146,949	1,321
*	Hudson Technologies Inc.	189,834	1,291
	Kelly Services Inc. Class A	149,282	1,290
*	Repay Holdings Corp.	384,209	1,276
*	Target Hospitality Corp.	158,389	1,235
*	Paysafe Ltd.	160,448	1,234
*,1	Richtech Robotics Inc. Class B	341,231	1,211
*	Mayville Engineering Co. Inc.	70,076	1,191
*	Hyliion Holdings Corp.	610,124	1,147
*	Ranpak Holdings Corp.	231,162	1,142
*	JELD-WEN Holding Inc.	418,565	1,118
	Bel Fuse Inc. Class A	8,473	1,115
*	Spire Global Inc.	135,098	1,106
*	Aspen Aerogels Inc.	326,548	1,051
	Pangaea Logistics Solutions Ltd.	147,137	1,033
*	AerSale Corp.	158,361	1,025
*	Radiant Logistics Inc.	163,249	1,019
	Park-Ohio Holdings Corp.	47,369	1,014
*	Eve Holding Inc.	251,380	990
*	Mistras Group Inc.	81,118	973
*,1	Sky Harbour Group Corp.	104,994	970
*	Proficient Auto Logistics Inc.	116,426	950
	Karat Packaging Inc.	42,411	935
	Information Services Group Inc.	173,138	931
*	Frequency Electronics Inc.	32,407	928
*	Paysign Inc.	169,158	881
*,1	TSS Inc.	89,926	866
*	Franklin Covey Co.	52,956	832
	Quad / Graphics Inc.	142,780	820
*	Core Molding Technologies Inc.	42,001	794
	Resources Connection Inc.	159,693	772
*	Priority Technology Holdings Inc.	123,178	721
*	Costamare Bulkers Holdings Ltd.	43,283	713
*	TrueBlue Inc.	141,328	693
	Concrete Pumping Holdings Inc.	109,315	688
*	Gencor Industries Inc.	50,780	681
*,1	Palladyne AI Corp.	118,301	674
*	SKYX Platforms Corp.	306,353	659
*	Acacia Research Corp.	168,006	628
*	M-Tron Industries Inc.	12,114	626
*	Satellogic Inc. Class A	340,605	562
	Eastern Co.	28,594	558
	Kronos Worldwide Inc.	107,310	544
*	Legence Corp. Class A	11,472	527
	EVI Industries Inc.	24,924	509
	Universal Logistics Holdings Inc.	33,391	502
	Alta Equipment Group Inc.	99,848	487
*	Smith-Midland Corp.	13,459	469

		Shares	Market Value ($000)
*	Advantage Solutions Inc.	462,033	439
*	Forrester Research Inc.	56,039	403
*	CPI Card Group Inc.	29,180	394
*	AirJoule Technologies Corp.	117,112	382
*	TTEC Holdings Inc.	97,721	328
*	AIRO Group Holdings Inc.	34,219	296
*	SoundThinking Inc.	46,862	291
*	PAMT Corp.	29,379	264
	HireQuest Inc.	27,102	236
	NL Industries Inc.	41,092	232
*	Skillsoft Corp.	21,818	218
*	Beta Technologies Inc. Class A	7,800	213
*	Alliance Laundry Holdings Inc.	8,910	212
*	Southland Holdings Inc.	61,388	195
	Trinseo plc	167,777	163
*	Pattern Group Inc. Class A	10,175	148
*	Firefly Aerospace Inc.	6,283	111
*,1	Arrive AI Inc.	18,194	73
			2,596,381
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
			4
Real Estate (6.0%)
	American Healthcare REIT Inc.	784,405	39,832
	CareTrust REIT Inc.	1,050,071	39,409
	Terreno Realty Corp.	503,938	31,642
	Essential Properties Realty Trust Inc.	979,041	30,996
	Ryman Hospitality Properties Inc.	304,346	29,044
	Kite Realty Group Trust	1,088,244	25,182
*	Compass Inc. Class A	2,301,510	23,982
	Sabra Health Care REIT Inc.	1,171,517	22,856
	Phillips Edison & Co. Inc.	622,217	22,089
	Macerich Co.	1,251,319	21,723
	HA Sustainable Infrastructure Capital Inc.	590,774	20,299
	Independence Realty Trust Inc.	1,159,233	19,881
*	Cushman & Wakefield Ltd.	1,140,511	19,104
	Tanger Inc.	550,686	18,492
	National Health Investors Inc.	227,761	18,102
	COPT Defense Properties	561,497	17,255
	SL Green Realty Corp.	354,027	16,685
	Broadstone Net Lease Inc.	934,701	16,423
	Outfront Media Inc.	686,317	16,149
	PotlatchDeltic Corp.	385,978	15,532
	LXP Industrial Trust	287,273	13,933
	Acadia Realty Trust	650,196	13,374
	Newmark Group Inc. Class A	766,007	13,313
	Apple Hospitality REIT Inc.	1,103,410	13,120
	Urban Edge Properties	626,744	12,046
	Four Corners Property Trust Inc.	491,657	11,819
	Curbline Properties Corp.	479,568	11,481
	St. Joe Co.	187,615	11,319
	InvenTrust Properties Corp.	384,439	10,972
	Douglas Emmett Inc.	798,090	9,729
	DiamondRock Hospitality Co.	1,015,711	9,253
	Sunstone Hotel Investors Inc.	938,099	8,781
	NETSTREIT Corp.	467,324	8,566
	DigitalBridge Group Inc.	844,009	8,195
	LTC Properties Inc.	224,185	8,180
	Global Net Lease Inc.	986,382	8,098
	Elme Communities	433,506	7,526
	Getty Realty Corp.	260,926	7,429
*	Anywhere Real Estate Inc.	519,667	7,405
	Xenia Hotels & Resorts Inc.	487,313	6,813
	Innovative Industrial Properties Inc.	136,849	6,767
	Pebblebrook Hotel Trust	579,062	6,567
	Sila Realty Trust Inc.	274,107	6,557
*	Paramount Group Inc.	920,153	6,064
	UMH Properties Inc.	391,603	5,925

		Shares	Market Value ($000)
	Veris Residential Inc.	388,885	5,857
	Kennedy-Wilson Holdings Inc.	595,919	5,798
	Alexander & Baldwin Inc.	359,693	5,622
	JBG SMITH Properties	307,398	5,604
	Centerspace	82,981	5,540
	RLJ Lodging Trust	731,208	5,513
	Piedmont Realty Trust Inc.	612,199	5,351
	Diversified Healthcare Trust	1,081,220	5,222
	Smartstop Self Storage REIT Inc.	153,711	5,023
	American Assets Trust Inc.	256,109	4,994
[1]	eXp World Holdings Inc.	433,634	4,922
	Empire State Realty Trust Inc. Class A	679,821	4,779
	Easterly Government Properties Inc.	203,637	4,439
	Plymouth Industrial REIT Inc.	202,079	4,434
	Safehold Inc.	276,549	3,836
	Apartment Investment & Management Co. Class A	650,042	3,712
*	Hudson Pacific Properties Inc.	1,831,827	3,627
	NexPoint Residential Trust Inc.	110,714	3,522
	Marcus & Millichap Inc.	118,092	3,460
	CBL & Associates Properties Inc.	89,994	3,008
	Whitestone REIT	222,346	2,955
	Brandywine Realty Trust	848,549	2,910
	Summit Hotel Properties Inc.	540,161	2,895
	CTO Realty Growth Inc.	149,869	2,710
	Armada Hoffler Properties Inc.	394,133	2,589
	Universal Health Realty Income Trust	63,468	2,580
	Gladstone Commercial Corp.	227,988	2,522
	Peakstone Realty Trust REIT	181,192	2,477
*	Forestar Group Inc.	95,228	2,430
	Alexander's Inc.	10,598	2,246
	NET Lease Office Properties	73,473	2,167
	Community Healthcare Trust Inc.	134,884	2,101
	Global Medical REIT Inc.	62,896	2,086
*,1	Real Brokerage Inc.	521,755	2,071
	Farmland Partners Inc.	204,035	2,008
	One Liberty Properties Inc.	90,495	1,886
	Saul Centers Inc.	60,519	1,882
	SITE Centers Corp.	248,129	1,826
	Postal Realty Trust Inc. Class A	111,567	1,734
*	Tejon Ranch Co.	103,764	1,684
	Gladstone Land Corp.	168,163	1,566
	Chatham Lodging Trust	229,044	1,553
	Industrial Logistics Properties Trust	263,723	1,461
	FrontView REIT Inc.	95,185	1,454
*	FRP Holdings Inc.	57,314	1,336
	Service Properties Trust	759,407	1,321
	City Office REIT Inc.	192,597	1,312
	RMR Group Inc. Class A	76,532	1,167
	Alpine Income Property Trust Inc.	62,134	1,077
*	Douglas Elliman Inc.	360,198	954
*	Seaport Entertainment Group Inc.	36,915	792
	BRT Apartments Corp.	53,237	779
	Braemar Hotels & Resorts Inc.	289,162	772
*	RE / MAX Holdings Inc. Class A	90,121	741
*	Stratus Properties Inc.	32,960	730
	Modiv Industrial Inc.	46,025	686
*	Maui Land & Pineapple Co. Inc.	33,679	534
	Strawberry Fields REIT Inc.	35,883	450
*,1	Fermi Inc.	26,350	434
*	Transcontinental Realty Investors Inc.	9,299	428
	Franklin Street Properties Corp.	395,693	411
	Clipper Realty Inc.	67,990	245
*	Mobile Infrastructure Corp.	70,084	219
*	American Realty Investors Inc.	6,446	101
*,1	Logistic Properties of The Americas Class A	15,200	51
			858,505
Technology (12.4%)
*	Credo Technology Group Holding Ltd.	729,821	129,616
*	Fabrinet	178,002	81,776

		Shares	Market Value ($000)
*,1	IonQ Inc.	1,362,268	67,160
*	Rambus Inc.	531,658	50,811
*	Rigetti Computing Inc.	1,574,031	40,248
*	Sanmina Corp.	257,482	40,210
	Advanced Energy Industries Inc.	185,743	39,227
*	TTM Technologies Inc.	496,112	34,817
*	D-Wave Quantum Inc.	1,522,065	34,505
*	Semtech Corp.	429,527	31,854
*	SiTime Corp.	105,047	31,272
*,1	Applied Digital Corp.	1,055,440	28,602
*	Commvault Systems Inc.	220,299	27,207
*	Cipher Mining Inc.	1,305,991	26,577
*	Qualys Inc.	180,039	25,358
*,1	Core Scientific Inc.	1,400,528	23,655
*	Workiva Inc.	247,627	22,920
*	Q2 Holdings Inc.	306,542	22,111
*	Impinj Inc.	127,892	21,981
*,1	SoundHound AI Inc. Class A	1,804,250	21,741
*,1	Terawulf Inc.	1,397,764	21,679
*	FormFactor Inc.	383,781	21,116
*	Hut 8 Corp.	464,190	20,889
*,1	Cleanspark Inc.	1,367,092	20,643
*	Box Inc. Class A	692,233	20,449
*	Silicon Laboratories Inc.	158,952	20,279
*	Novanta Inc.	177,844	20,214
*	Plexus Corp.	132,400	18,927
*	Varonis Systems Inc.	543,814	17,984
*	Zeta Global Holdings Corp. Class A	917,568	16,746
*	Tenable Holdings Inc.	598,284	15,866
*	Agilysys Inc.	127,502	15,678
*	SPS Commerce Inc.	187,670	15,637
*	DigitalOcean Holdings Inc.	336,873	14,998
*	Ambarella Inc.	200,610	14,881
	Clear Secure Inc. Class A	412,227	14,634
*	BlackLine Inc.	256,522	14,619
*	Cargurus Inc.	405,373	14,302
*	Axcelis Technologies Inc.	158,768	13,141
*	Synaptics Inc.	189,030	12,950
*	Xometry Inc. Class A	214,125	12,520
*	Insight Enterprises Inc.	142,439	12,331
*	Alarm.com Holdings Inc.	234,568	12,188
*	Intapp Inc.	278,501	12,028
*	Freshworks Inc. Class A	989,626	12,014
	ePlus Inc.	129,951	11,644
	Kulicke & Soffa Industries Inc.	254,019	11,459
*	Braze Inc. Class A	392,785	11,273
	CSG Systems International Inc.	136,919	10,785
*	Blackbaud Inc.	188,612	10,634
*	Diodes Inc.	226,062	10,446
*	Magnite Inc.	689,575	10,130
	Power Integrations Inc.	279,337	9,386
*	NetScout Systems Inc.	344,495	9,260
*	LiveRamp Holdings Inc.	318,418	9,186
*,1	BigBear.ai Holdings Inc.	1,425,076	9,035
*	Yelp Inc.	304,523	8,804
*	Progress Software Corp.	210,978	8,737
*	C3.ai Inc. Class A	603,893	8,726
*	Innodata Inc.	151,393	8,701
*	AvePoint Inc.	654,611	8,510
*	nLight Inc.	236,853	8,344
*	ACM Research Inc. Class A	248,868	8,315
*	Veeco Instruments Inc.	281,764	8,236
	Vishay Intertechnology Inc.	596,702	8,157
*	Diebold Nixdorf Inc.	125,096	8,071
	Benchmark Electronics Inc.	176,041	7,910
*	Fastly Inc. Class A	674,774	7,868
*	Appian Corp. Class A	194,098	7,842
*,1	Quantum Computing Inc.	661,265	7,737
*	Rogers Corp.	91,558	7,673
*	Five9 Inc.	376,367	7,373

		Shares	Market Value ($000)
*	Alkami Technology Inc.	336,011	7,164
*	NCR Voyix Corp.	685,219	6,928
*	PAR Technology Corp.	197,482	6,815
*	Ziff Davis Inc.	205,557	6,746
	Sapiens International Corp. NV	153,166	6,627
	Adeia Inc.	535,510	6,624
*	Photronics Inc.	286,535	6,565
*	Life360 Inc.	79,214	6,306
*	Vertex Inc. Class A	320,412	6,302
*	MaxLinear Inc.	401,972	6,259
*	NextNav Inc.	433,548	6,161
	A10 Networks Inc.	354,170	6,099
	CTS Corp.	143,862	6,090
*,1	Bitdeer Technologies Group Class A	442,099	5,929
*,1	Navitas Semiconductor Corp.	659,647	5,765
*	Ouster Inc.	250,244	5,746
*	Ultra Clean Holdings Inc.	219,946	5,578
*	Asana Inc. Class A	426,474	5,493
*	Cohu Inc.	225,247	5,478
*	Penguin Solutions Inc.	256,394	5,187
*	PagerDuty Inc.	420,539	5,046
*	PROS Holdings Inc.	215,438	5,007
*	Rapid7 Inc.	314,644	4,934
*	Schrodinger Inc.	277,204	4,868
*	Jamf Holding Corp.	355,313	4,594
*	Amplitude Inc. Class A	439,957	4,523
*	PDF Solutions Inc.	157,203	4,260
*	ScanSource Inc.	103,348	4,250
*	Yext Inc.	499,631	4,207
*	Sprinklr Inc. Class A	554,069	4,006
*,1	Bit Digital Inc.	1,566,753	3,729
*	EverQuote Inc. Class A	136,632	3,606
*	Daktronics Inc.	190,162	3,600
*,1	Rumble Inc.	525,397	3,557
*	Kimball Electronics Inc.	119,824	3,463
*,1	indie Semiconductor Inc. Class A	955,025	3,400
*	Blend Labs Inc. Class A	1,033,484	3,266
*,1	Aehr Test Systems	140,275	3,222
	PC Connection Inc.	54,606	3,169
*	NerdWallet Inc. Class A	203,592	3,056
*	Powerfleet Inc. NJ	612,321	3,043
	Red Violet Inc.	55,610	3,014
*	SEMrush Holdings Inc. Class A	252,140	2,983
*	Grid Dynamics Holdings Inc.	325,051	2,847
*	Ichor Holdings Ltd.	167,359	2,812
*	N-able Inc.	355,056	2,556
*	Sprout Social Inc. Class A	254,693	2,539
*	Alpha & Omega Semiconductor Ltd.	123,290	2,500
	Shutterstock Inc.	119,988	2,498
*	CEVA Inc.	115,387	2,491
*	Digital Turbine Inc.	515,262	2,468
*,1	Serve Robotics Inc.	230,805	2,368
*	Angi Inc.	200,292	2,287
	Hackett Group Inc.	123,775	2,286
*	Cerence Inc.	199,621	2,212
*,1	Rezolve AI plc	722,143	2,203
	OneSpan Inc.	177,529	2,166
*	Grindr Inc.	164,384	2,109
*	Mediaalpha Inc. Class A	163,823	2,090
*	Consensus Cloud Solutions Inc.	95,519	2,086
*	Groupon Inc.	123,297	2,085
*	Arteris Inc.	140,504	2,015
*	SkyWater Technology Inc.	129,532	1,993
*	Mitek Systems Inc.	218,996	1,940
	Climb Global Solutions Inc.	19,119	1,932
*	Kopin Corp.	784,243	1,914
*	Bandwidth Inc. Class A	134,204	1,911
*	PubMatic Inc. Class A	205,421	1,851
*	Weave Communications Inc.	287,432	1,834
*	Domo Inc. Class B	159,768	1,828

		Shares	Market Value ($000)
*	Nextdoor Holdings Inc.	1,043,368	1,826
*	Aeva Technologies Inc.	150,877	1,682
*	Ibotta Inc. Class A	68,709	1,639
	Xerox Holdings Corp.	580,139	1,613
*	Telos Corp.	265,237	1,533
	NVE Corp.	23,786	1,521
*,1	Chaince Digital Holdings Inc.	157,768	1,521
*	Commerce.com Inc.	323,962	1,487
*	Simulations Plus Inc.	82,360	1,400
*	Bumble Inc. Class A	358,616	1,273
*	Backblaze Inc. Class A	263,662	1,250
	Methode Electronics Inc.	164,797	1,249
*	VTEX Class A	284,268	1,180
*,1	MicroVision Inc.	1,231,814	1,160
*	ON24 Inc.	184,719	1,046
*	Asure Software Inc.	127,499	1,020
	Immersion Corp.	138,617	986
*	Eventbrite Inc. Class A	373,127	929
*	Rimini Street Inc.	240,886	918
*	eGain Corp.	87,920	916
*,1	Blaize Holdings Inc.	360,547	901
*	Unisys Corp.	328,819	881
*	CS Disco Inc.	117,945	844
*,1	Getty Images Holdings Inc.	544,237	838
*	TrueCar Inc.	389,377	829
	ReposiTrak Inc.	55,449	747
*	TechTarget Inc.	142,249	744
*	Tucows Inc. Class A	33,235	720
*	Viant Technology Inc. Class A	66,201	702
*,1	Aeluma Inc.	48,810	684
*	Kaltura Inc.	444,696	654
*,1	EverCommerce Inc.	72,376	628
	Richardson Electronics Ltd.	59,729	625
*	Digimarc Corp.	76,758	615
*,1	KULR Technology Group Inc.	175,357	568
*	Ambiq Micro Inc.	22,994	564
*	AudioEye Inc.	39,263	485
*	Netskope Inc. Class A	25,452	468
*	Expensify Inc. Class A	295,529	458
*	Rackspace Technology Inc.	413,386	438
	CSP Inc.	34,059	390
*	Figure Technology Solutions Inc. Class A	10,228	371
*,1	Airship AI Holdings Inc.	99,066	365
*	WM Technology Inc.	427,387	362
*,1	Atomera Inc.	143,304	355
*	Arena Group Holdings Inc.	63,398	266
*	Synchronoss Technologies Inc.	50,795	246
*,1	Whitefiber Inc.	10,844	232
*,1	Stubhub Holdings Inc. Class A	17,861	210
*	Via Transportation Inc. Class A	5,093	177
*	Silvaco Group Inc.	38,557	175
*	Navan Inc. Class A	10,393	173
*	Neonode Inc.	55,993	125
*,1	Vivid Seats Inc. Class A	16,148	124
*	Vroom Inc.	5,327	110
*,1	Zspace Inc.	21,953	9
			1,768,321
Telecommunications (2.3%)
*	EchoStar Corp. Class A	668,118	48,966
	InterDigital Inc.	127,639	45,663
*	Lumen Technologies Inc.	4,699,589	38,114
*	CommScope Holding Co. Inc.	1,050,984	20,746
*	Viasat Inc.	580,592	19,932
	Telephone & Data Systems Inc.	490,318	19,745
*	Viavi Solutions Inc.	1,090,688	19,567
*	Calix Inc.	290,484	16,055
*	Globalstar Inc.	247,044	15,008
*	Extreme Networks Inc.	650,109	11,377
*	Digi International Inc.	179,469	7,507

		Shares	Market Value ($000)
*	Applied Optoelectronics Inc.	267,646	7,168
*	Liberty Latin America Ltd. Class C	622,943	5,451
*	Harmonic Inc.	553,949	5,296
*	fuboTV Inc.	1,643,318	4,996
	Uniti Group Inc.	704,703	4,489
	Cogent Communications Holdings Inc.	221,755	4,231
	IDT Corp. Class B	80,188	3,991
*	NETGEAR Inc.	136,557	3,612
	Cable One Inc.	25,389	2,975
*	ADTRAN Holdings Inc.	366,462	2,906
	Shenandoah Telecommunications Co.	250,114	2,734
*	Gogo Inc.	380,791	2,723
*	Optimum Communications Inc. Class A	1,287,403	2,446
*	Clearfield Inc.	56,659	1,663
*	Ooma Inc.	125,108	1,406
	Spok Holdings Inc.	100,502	1,335
*	Ribbon Communications Inc.	462,418	1,322
*	WideOpenWest Inc.	248,873	1,289
*	8x8 Inc.	660,314	1,281
*	Xperi Inc.	219,774	1,272
*	Aviat Networks Inc.	57,155	1,264
*	Liberty Latin America Ltd. Class A	145,376	1,262
*	Anterix Inc.	55,551	1,142
	ATN International Inc.	48,981	1,033
*	BK Technologies Corp.	14,744	943
*	Inseego Corp.	60,914	666
*	Crexendo Inc.	70,960	495
			332,071
Utilities (3.8%)
*,1	Oklo Inc.	535,527	48,937
	Ormat Technologies Inc. (XNYS)	300,891	33,974
*	Casella Waste Systems Inc. Class A	309,775	29,859
	TXNM Energy Inc.	480,271	28,072
	Portland General Electric Co.	543,277	27,609
	Brookfield Infrastructure Corp. Class A (XTSE)	593,576	27,097
	Southwest Gas Holdings Inc.	319,031	26,496
	Black Hills Corp.	358,210	26,432
	Spire Inc.	287,514	25,491
	ONE Gas Inc.	295,131	24,714
	New Jersey Resources Corp.	497,854	23,937
	Northwestern Energy Group Inc.	303,992	21,003
*	Sunrun Inc.	1,032,448	20,907
	ALLETE Inc.	288,287	19,494
	Avista Corp.	396,753	16,418
	Chesapeake Utilities Corp.	112,658	15,666
	MGE Energy Inc.	181,841	15,060
	American States Water Co.	190,593	14,060
	California Water Service Group	294,583	13,365
*,1	NuScale Power Corp.	624,377	12,488
*	Hawaiian Electric Industries Inc.	859,119	10,103
	Northwest Natural Holding Co.	199,359	9,862
	H2O America	156,799	7,280
*	Enviri Corp.	374,537	6,869
*,1	NANO Nuclear Energy Inc.	153,251	5,011
	Middlesex Water Co.	87,882	4,509
	Unitil Corp.	79,329	3,985
	Excelerate Energy Inc. Class A	113,419	3,185
	Consolidated Water Co. Ltd.	74,319	2,544
	York Water Co.	70,983	2,316
	Genie Energy Ltd. Class B	104,682	1,516
*	Cadiz Inc.	271,283	1,511
*	Pure Cycle Corp.	97,903	1,114
*	Perma-Fix Environmental Services Inc.	85,191	1,045
	RGC Resources Inc.	40,787	920
*	Arq Inc.	155,019	577
	Global Water Resources Inc.	61,916	531
*	Net Power Inc.	167,676	486
			534,443
Total Common Stocks (Cost $13,572,994)			14,226,866

		Shares	Market Value ($000)
Rights (0.0%)
*	Seven Hills Realty Trust Exp. 12/4/2025	70,593	2
*	Gen Digital Inc. Exp. 4/17/2027	105	—
Total Rights (Cost $—)			2
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029	6,520	18
*	Bed Bath & Beyond Inc. Exp. 10/7/2026	240	—
Total Warrants (Cost $—)			18
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $309,349)	3,094,139	309,414
Total Investments (102.0%) (Cost $13,882,343)			14,536,300
Other Assets and Liabilities—Net (-2.0%)			(282,636)
Net Assets (100%)			14,253,664
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,777.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $273,742 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	223	27,932	1,302
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,226,743	—	123	14,226,866
Rights	2	—	—	2
Warrants	—	18	—	18
Temporary Cash Investments	309,414	—	—	309,414
Total	14,536,159	18	123	14,536,300
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,302	—	—	1,302
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.